UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period :	January 1, 2018 — December 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust Putnam VT Diversified Income Fund

Annual report

12 | 31 | 18

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 14, 2019

Dear Shareholder:

Global financial markets encountered challenges in the final months of 2018. December was difficult for stock markets worldwide, and most major indexes finished the year with losses. Among the issues that contributed to the downturn were uncertainty about monetary policy, a slowing Chinese economy, and the U.S.–China trade dispute. Fixed-income markets were less volatile than stocks, and higher quality bonds benefited from a flight to safety amid the turmoil.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/18)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2018

Class IA: $5.82	Class IB: $5.83

Total return at net asset value
				Bloomberg
			ICE BofAML	Barclays U.S.
(as of	Class IA	Class IB	U.S. Treasury	Aggregate
12/31/18)	shares*	shares†	Bill Index‡	Bond Index‡
1 year	–0.74%	–0.98%	1.88%	0.01%
5 years	10.91	9.58	3.23	13.26
Annualized	2.09	1.85	0.64	2.52
10 years	127.43	123.32	4.11	40.75
Annualized	8.56	8.37	0.40	3.48
Life	258.35	242.95	90.93	246.03
Annualized	5.18	4.99	2.59	5.03

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays U.S. Aggregate Bond Index as the fund’s benchmark. In Putnam Management’s opinion, this index more accurately reflects the fund’s multisector investment approach.

The ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

What was the fund’s investment environment like during the 12-month reporting period ended December 31, 2018?

From the beginning of the period until October, the environment was generally supportive, aided by a strengthening U.S. economy and robust corporate-profit growth. In the fourth quarter, however, investor sentiment became sharply risk-averse and market volatility spiked. A confluence of factors, including the ongoing U.S.–China trade dispute, concern about slowing global economic growth, and a precipitous drop in oil prices, led to a sharp downturn in risk assets.

How did the fund perform?

Putnam VT Diversified Income Fund class IA shares returned –0.74% compared with a return of 1.88% for the fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index.

Which holdings and strategies contributed to performance during the reporting period?

Our global interest-rate and yield-curve strategies added the most value. In the United States, we kept the fund’s duration near or slightly below zero for much of the period. This positioning aided performance as U.S. bond yields rose across the curve during the first nine months of the period. Overseas, the fund’s duration was positive in continental Europe and the United Kingdom. This positioning also helped because interest rates generally declined in those regions.

Our mortgage-credit holdings provided a further notable boost, led by positions in commercial mortgage-backed securities [CMBS]. Our investments in mezzanine cash bonds, as well as long exposure to CMBX — an index that references a basket of CMBS issued in a particular year — contributed during the first half of the year as yield spreads tightened. [Bond prices rise as spreads tighten.] Agency credit risk-transfer securities also benefited results during the first nine months of the period. However, this contribution tapered off toward the end of the year amid the risk aversion that gripped credit markets.

What about detractors?

On a net basis, our currency strategy was the biggest negative. Overweight exposure to the Australian dollar and the Norwegian krone worked against the fund’s performance, as both of these currencies weakened versus the U.S. dollar. Positive results from a short position in the Swedish krona, which also depreciated against the U.S. dollar, partially offset the overall negative impact of our currency allocations.

Our corporate credit holdings — primarily high-yield bonds — also detracted. The performance of our positions was fairly stable for most of the year until the fourth quarter, when waning risk appetite caused yield spreads to widen substantially.

Emerging-market debt placed a further drag on the fund’s results, primarily due to positions in Argentina. Prices of Argentina’s bonds declined amid the adverse outlook for the country’s economic growth, as well as uncertainty about the country’s ability to manage its indebtedness.

How did you use derivatives during the period?

Futures were used to hedge treasury term structure risk and to help in yield curve positioning. Forwards were used as a means to gain exposure to currencies and to hedge their risks. Interest-rate swaps were used to help hedge term structure risk, for yield curve positioning, and to gain exposure to rates in various countries. Options were used to help hedge duration and convexity, to isolate prepayment risk, and to manage downside risks. Credit default swaps were used to hedge credit and market risks, to gain liquid exposure to individual names, and to increase the fund’s exposure to specific sectors. Total return swaps were also used in an effort to hedge sector exposure and hedge inflation, and to gain exposure to specific sectors and inflation. The use of derivatives negatively impacted fund performance.

What is your outlook for the coming months?

For some time, we have held the view that the Federal Reserve was attempting to normalize interest rates, and that it would continue to raise its target for short-term rates as long as the markets seemed to be accommodating these increases. Given the volatility that pervaded markets in the fourth quarter, we now think the Fed is likely to pause, perhaps until the second half of 2019.

U.S. gross domestic product [GDP] — the broadest measure of goods and services produced throughout the country — expanded at a 4.2% annual rate in the second quarter of 2018 and 3.4% in the third quarter. Real interest rates [adjusted for inflation] rose meaningfully during the second half of 2018. We think higher real rates will dampen economic growth somewhat. Also, as growth in China is affected by trade discussions with the United States, we think this will also have a slowing effect on U.S. growth. As a result, while we believe U.S. GDP growth will remain positive over the next year, we think it is likely to slow to a range of 2% to 3%.

Given this outlook, how are you positioning the fund?

We continue to favor mortgage credit, credit with prepayment risk, and corporate credit. However, because we are in the later stages of both the economic and credit cycles, we are taking a somewhat more conservative approach than previously. We are doing this by purchasing securities with less price sensitivity to changes in yield spreads. We’re also investing in more-seasoned mortgage-backed bonds, which we believe may be less sensitive to any weakness in real estate markets.

As a result of the downturn in asset prices in the fourth quarter, yields are higher across many market sectors. Consequently, we think this may give us the ability to generate greater income in the portfolio.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

2 Putnam VT Diversified Income Fund

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds (a significant part of the fund’s investments). Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is Chief Investment Officer, Fixed Income. He joined Putnam in 1994 and has been in the investment industry since 1988.

Portfolio Managers of the fund also include Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/18 to 12/31/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/17	0.78%	1.03%
Annualized expense ratio for the six-month
period ended 12/31/18*	0.80%	1.05%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/18		ended 12/31/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.97	$5.20	$4.08	$5.35
Ending value
(after
expenses)	$996.80	$965.20	$1,021.17	$1,019.91

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Diversified Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/18

MORTGAGE-BACKED
SECURITIES (40.2%)*	Principal amount	Value
Agency collateralized mortgage obligations (19.7%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 15.914%, 4/15/37	$27,454	$39,468
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 14.795%, 11/15/35	79,470	111,599
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US
LIBOR) + 22.28%), 14.173%, 12/15/36	54,468	69,785
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.495%, 3/15/35	167,978	210,342
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 7.656%, 11/25/28	590,000	681,789
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,256,044	246,059
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,142,576	241,115
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	548,411	103,262
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,194,054	200,724
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	848,516	166,521
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,312,537	271,498
Ser. 4425, IO, 4.00%, 1/15/45	3,196,373	642,759
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,843,420	479,577
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	908,693	185,146
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,364,380	195,816
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.645%, 4/15/47	1,083,781	212,399
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,326,005	532,693
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,694,774	471,882
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	904,001	87,844
Ser. 304, Class C37, IO, 3.50%, 12/15/27	974,059	79,805
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,257,655	70,580
FRB Ser. 57, Class 1AX, IO, 0.367%, 7/25/43 W	948,308	9,483
Ser. 3300, PO, zero %, 2/15/37	18,187	15,270
Ser. 3326, Class WF, zero %, 10/15/35 W	756	543
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US
LIBOR) + 39.90%), 24.863%, 7/25/36	32,982	53,744
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.377%, 3/25/36	113,241	164,995
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.01%, 6/25/37	75,656	104,572
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US
LIBOR) + 23.10%), 14.328%, 11/25/35	84,847	106,873
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US
LIBOR) + 23.28%), 14.094%, 2/25/38	67,115	82,524
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US
LIBOR) + 17.39%), 10.878%, 11/25/34	68,973	77,912
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%),
6.506%, 5/25/25	73,175	77,804
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,489,704	359,421
Ser. 15-30, IO, 5.50%, 5/25/45	2,614,308	566,050
Ser. 374, Class 6, IO, 5.50%, 8/25/36	120,490	23,093
Ser. 378, Class 19, IO, 5.00%, 6/25/35	377,206	71,477
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	347,169	80,865
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,875,092	223,323
Ser. 366, Class 22, IO, 4.50%, 10/25/35	17,852	430
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.094%, 9/25/43	2,225,877	421,075
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,152,064	230,413
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,326,052	242,544
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,156,460	178,442

MORTGAGE-BACKED
SECURITIES (40.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	$906,645	$131,146
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.40%), 3.894%, 4/25/40	735,881	123,260
IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.694%, 6/25/45	3,846,495	546,614
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 12/25/48	3,192,545	460,924
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 12/25/46	2,589,434	359,284
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,165,223	328,356
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	2,094,735	76,123
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 3.494%, 7/25/39	2,167,451	149,186
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 5.95%), 3.444%, 2/25/43	1,513,900	268,717
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,389,630	94,495
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,666,696	153,953
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,362,781	69,543
Ser. 99-51, Class N, PO, zero %, 9/17/29	6,101	5,567
Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	790,776	16,764
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	872,384	196,827
Ser. 16-42, IO, 5.00%, 2/20/46	1,496,933	322,649
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,707,469	235,016
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,668,576	590,396
Ser. 14-76, IO, 5.00%, 5/20/44	797,841	174,497
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	852,602	188,084
Ser. 12-146, IO, 5.00%, 12/20/42	1,295,420	294,449
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	445,140	98,059
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	653,329	146,078
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,900,836	639,344
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,648,893	376,343
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,539,496	548,054
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	552,883	121,996
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,015,312	199,255
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,915,188	290,113
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,277,365	159,901
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,301,837	271,758
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,951,578	409,418
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	750,239	98,978
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	271,625	38,728
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,105,296	221,922
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,324,391	272,546
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,344,102	277,423
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,379,068	284,021
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	675,904	135,181
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	662,690	153,843
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,883,748	706,648
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	1,185,222	214,216
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	2,385,794	433,566
Ser. 15-40, IO, 4.00%, 3/20/45	2,150,390	422,767
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,425,803	228,799
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,540,300	204,860
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	879,875	162,354
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,404,013	268,217
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	3,245,468	478,708
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.68%, 9/20/43	752,979	111,561

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (40.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.645%, 7/16/43	$448,523	$65,789
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,596,475	241,547
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,120,855	494,219
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,641,336	442,619
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	998,937	120,965
Ser. 13-76, IO, 3.50%, 5/20/43	2,474,578	438,372
Ser. 13-28, IO, 3.50%, 2/20/43	817,057	134,814
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,185,117	196,196
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,870,738	310,355
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,217,452	198,506
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,400,576	252,982
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,577,904	277,269
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,171,559	389,534
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,844,844	165,667
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,952,151	262,417
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.60%), 3.13%, 8/20/44	2,009,622	256,227
Ser. 16-H22, Class AI, IO, 2.524%, 10/20/66 W	3,484,628	385,978
Ser. 17-H02, Class BI, IO, 2.504%, 1/20/67 W	2,661,515	331,625
Ser. 16-H23, Class NI, IO, 2.464%, 10/20/66 W	9,874,324	1,114,661
Ser. 16-H24, Class JI, IO, 2.401%, 11/20/66 W	3,126,456	386,899
Ser. 17-H06, Class BI, IO, 2.373%, 2/20/67 W	3,085,682	365,362
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66 W	2,616,905	289,439
Ser. 18-H05, Class BI, IO, 2.191%, 2/20/68 W	3,548,953	477,445
Ser. 17-H08, Class NI, IO, 2.188%, 3/20/67 W	4,038,746	461,647
Ser. 16-H14, Class AI, IO, 2.173%, 6/20/66 W	2,516,220	268,166
Ser. 16-H17, Class KI, IO, 2.141%, 7/20/66 W	1,772,198	194,942
Ser. 18-H03, Class XI, IO, 2.125%, 2/20/68 W	3,152,981	433,535
Ser. 17-H16, Class JI, IO, 2.055%, 8/20/67 W	3,826,285	540,463
Ser. 15-H24, Class AI, IO, 2.054%, 9/20/65 W	3,218,696	300,375
Ser. 16-H03, Class DI, IO, 2.005%, 12/20/65 W	3,132,160	293,640
Ser. 17-H12, Class QI, IO, 1.988%, 5/20/67 W	3,187,382	374,750
Ser. 18-H05, Class AI, IO, 1.983%, 2/20/68 W	2,801,411	378,628
Ser. 17-H11, Class TI, IO, 1.952%, 4/20/67 W	2,292,231	291,136
Ser. 16-H06, Class DI, IO, 1.847%, 7/20/65	5,061,635	390,849
Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65 W	2,922,211	251,023
Ser. 17-H11, Class DI, IO, 1.832%, 5/20/67 W	2,735,382	314,569
FRB Ser. 15-H08, Class CI, IO, 1.781%, 3/20/65 W	1,754,860	149,363
Ser. 17-H16, Class IB, IO, 1.722%, 8/20/67 W	3,367,477	325,635
Ser. 15-H23, Class BI, IO, 1.721%, 9/20/65 W	3,689,301	300,591
Ser. 15-H10, Class BI, IO, 1.713%, 4/20/65 W	2,301,043	207,117
Ser. 17-H09, IO, 1.706%, 4/20/67 W	3,656,731	367,560
Ser. 17-H10, Class MI, IO, 1.697%, 4/20/67 W	5,189,585	496,489
Ser. 16-H24, Class CI, IO, 1.681%, 10/20/66 W	2,511,973	204,547
Ser. 16-H14, IO, 1.664%, 6/20/66 W	2,108,599	139,562
Ser. 16-H09, Class BI, IO, 1.662%, 4/20/66 W	4,622,928	468,025
Ser. 13-H08, Class CI, IO, 1.662%, 2/20/63 W	4,436,786	231,821
Ser. 15-H25, Class AI, IO, 1.599%, 9/20/65 W	5,243,146	396,755
Ser. 17-H16, Class IG, IO, 1.548%, 7/20/67 W	3,527,365	348,327
Ser. 14-H21, Class BI, IO, 1.536%, 10/20/64 W	3,291,288	220,589
Ser. 16-H06, Class CI, IO, 1.366%, 2/20/66 W	5,544,455	364,886
Ser. 16-H03, Class AI, IO, 1.252%, 1/20/66 W	2,716,868	261,499
Ser. 16-H10, Class AI, IO, 1.202%, 4/20/66 W	5,197,899	373,926
Ser. 16-H02, Class HI, IO, 1.091%, 1/20/66 W	3,912,975	316,340
Ser. 15-H26, Class CI, IO, 0.856%, 8/20/65 W	7,801,525	93,867
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,560	1,278
		38,512,810

MORTGAGE-BACKED
SECURITIES (40.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (9.4%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	$5,079,670	$51
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.465%, 1/12/45 W	707,000	636,300
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	633,239	633,239
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42 W	275,000	246,125
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39 W	391,172	277,673
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS,
IO, zero %, 11/15/44 W	1,569,652	61
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47 W	326,000	317,599
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	745,895
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 14-GC21, Class D, 4.926%, 5/10/47 W	202,000	184,013
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45 W	233,000	201,932
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	510,464
FRB Ser. 13-CR9, Class D, 4.257%, 7/10/45 W	452,000	385,804
Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.872%, 12/15/39 W	1,152,148	5,192
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C4, Class C, 5.985%, 9/15/39 W	31,790	31,790
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	123,290	125,880
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.796%, 4/15/50 W	681,000	601,765
GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965%, 12/10/41	11,718	11,783
GS Mortgage Securities Corp. II 144A FRB
Ser. 05-GG4, Class XC, IO, 1.369%, 7/10/39 W	585,339	351
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.529%, 9/10/47 W	271,000	236,968
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.811%, 2/15/47 W	987,000	879,626
FRB Ser. C14, Class D, 4.566%, 8/15/46 W	372,000	333,718
FRB Ser. 14-C18, Class E, 4.311%, 2/15/47 W	381,000	281,382
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	412,679
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46 W	314,000	262,413
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51 W	175,267	175,267
FRB Ser. 07-CB20, Class E, 6.233%, 2/12/51 W	403,000	401,489
FRB Ser. 11-C3, Class F, 5.66%, 2/15/46 W	401,000	391,663
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	556,395
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	2,737,103	27
LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.128%, 4/20/48 W	413,000	371,898
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 5.787%, 12/15/49 W	281,336	207
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47 W	148,000	134,601
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46 W	645,000	586,445
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	265,317

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED
SECURITIES (40.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	$364,609	$100,144
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	316,870	317,295
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	385,000	364,012
Morgan Stanley Capital I Trust 144A FRB
Ser. 08-T29, Class F, 6.107%, 1/11/43 W	176,893	174,612
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%,
3/24/19 (Cayman Islands) (In default) † W	158,000	1,501
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	472,775	35,647
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.892%, 5/10/63 W	490,000	343,894
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.076%, 6/15/45 W	9,267	8,364
FRB Ser. 07-C34, IO, 0.107%, 5/15/46 W	2,018,524	654
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46 W	649,000	575,385
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	667,715
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	968,386
FRB Ser. 12-C7, Class E, 4.821%, 6/15/45 W	875,000	757,234
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	1,718,636
FRB Ser. 13-C15, Class D, 4.473%, 8/15/46 W	1,339,000	1,151,161
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45 W	1,152,000	1,008,180
		18,398,832
Residential mortgage-backed securities (non-agency) (11.1%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 4.086%, 11/27/36 W	594,866	496,713
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR
+ 0.17%), 2.485%, 6/26/35	18,247	18,174
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR
+ 2.93%), 5.431%, 4/25/34	177,956	189,989
FRB Ser. 05-8, Class 21A1, 4.267%, 10/25/35 W	298,945	302,266
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 7.256%, 10/25/27
(Bermuda)	220,000	228,250
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 2.856%, 3/25/37	851,776	722,179
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 3.657%, 9/25/35	201,537	197,374
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 3.097%, 6/25/46	420,505	386,160
FRB Ser. 06-OA7, Class 1A1, 2.923%, 6/25/46 W	960,380	824,294
FRB Ser. 05-38, Class A3, (1 Month US LIBOR
+ 0.35%), 2.856%, 9/25/35	404,328	367,500
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.33%), 2.80%, 11/20/35	427,142	402,146
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 2.716%, 4/25/47	178,742	157,532
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.19%), 2.696%, 8/25/46	270,515	229,937
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.19%), 2.696%, 8/25/46	378,928	339,140
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 2.696%, 8/25/46	1,731,064	1,472,703
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR
+ 0.19%), 2.696%, 12/25/36	452,613	267,654

MORTGAGE-BACKED
SECURITIES (40.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 12.506%, 7/25/28	$782,611	$1,011,698
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 11.856%, 4/25/28	600,403	755,838
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 10.056%, 12/25/27	420,198	487,073
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 14.756%,
9/25/28	877,819	1,248,052
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 14.256%,
10/25/28	499,752	684,294
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, (1 Month US LIBOR + 11.75%), 14.256%,
8/25/28	391,410	549,620
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 13.256%,
1/25/29	89,817	118,007
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%,
10/25/28	1,534,280	1,735,186
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%,
4/25/28	1,119,510	1,260,312
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 8.056%,
4/25/28	154,881	172,525
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 8.006%,
9/25/29	460,000	515,412
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 1M2, (1 Month US LIBOR + 5.00%), 7.506%,
7/25/25	1,403,063	1,547,246
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 7.506%,
7/25/25	261,375	285,728
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%), 7.356%,
10/25/29	445,000	483,122
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%,
4/25/29	63,000	69,206
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 6.506%,
5/25/25	57,924	62,422
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 6.106%,
1/25/30	160,000	159,377
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.18%), 2.686%, 5/25/36	654,602	283,032
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%), 2.816%,
5/25/37	248,768	183,083
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (1 Month US LIBOR + 0.52%), 2.99%,
5/19/35	249,252	157,146
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
2.706%, 6/25/37	301,202	170,932

8 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (40.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
MortgageIT Trust FRB Ser. 05-3, Class M2, (1
Month US LIBOR + 0.80%), 3.301%, 8/25/35	$136,177	$128,464
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 8.256%, 4/25/27
(Bermuda)	280,000	292,600
Residential Accredit Loans, Inc. FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 2.666%, 1/25/37	480,384	445,572
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 2.686%, 1/25/37	462,024	416,026
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.126%, 9/25/35 W	367,336	362,626
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR
+ 0.40%), 2.906%, 12/25/45	345,614	339,203
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.35%), 2.856%, 12/25/45	729,136	682,882
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 4.595%, 3/25/36 W	206,133	204,071
FRB Ser. 06-AR5, Class 1A1, 4.214%, 4/25/36 W	215,377	217,531
		21,630,297

Total mortgage-backed securities (cost $78,495,536)		$78,541,939

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (27.9%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.7%)
Government National Mortgage Association
Pass-Through Certificates
4.50%, TBA, 1/1/49	$6,000,000	$6,205,313
4.00%, TBA, 1/1/49	3,000,000	3,071,953
		9,277,266
U.S. Government Agency Mortgage Obligations (23.2%)
Federal National Mortgage Association
Pass-Through Certificates
5.50%, TBA, 1/1/49	3,000,000	3,173,203
4.00%, TBA, 1/1/49	18,000,000	18,347,344
3.50%, TBA, 1/1/49	21,000,000	20,990,155
2.50%, TBA, 1/1/49	3,000,000	2,839,688
		45,350,390
Total U.S. government and agency mortgage
obligations (cost $53,877,658)		$54,627,656

CORPORATE BONDS
AND NOTES (27.0%)*	Principal amount	Value

Basic materials (3.0%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$92,000	$93,840
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	30,000	29,400
Alpha 3 BV/Alpha US Bidco, Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/1/25
(Netherlands)	200,000	188,250
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	21,000	21,919
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	107,000	112,735
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%,
11/1/25	117,000	102,814
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	87,000	86,130
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	160,000	158,800

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Basic materials cont.
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24		$143,000	$133,348
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24		193,000	180,938
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24		48,000	44,520
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		135,000	126,900
BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25		236,000	211,810
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43		188,000	145,700
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27		42,000	37,800
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25		49,000	49,368
Cleveland-Cliffs, Inc. company
guaranty sr. unsec. notes 5.75%, 3/1/25		35,000	31,500
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24		207,000	186,300
Constellium NV 144A company guaranty sr. unsec.
notes 5.875%, 2/15/26 (Netherlands)		250,000	225,313
Cornerstone Chemical Co. 144A company
guaranty sr. notes 6.75%, 8/15/24		23,000	20,183
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21		75,000	72,750
Diamond (BC) BV 144A sr. unsec. notes
5.625%, 8/15/25	EUR	305,000	296,819
First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		$400,000	328,000
Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25		85,000	75,650
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)		131,000	135,094
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes 5.45%, 3/15/43
(Indonesia)		55,000	41,869
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26		252,000	245,700
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)		100,000	97,750
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		132,000	119,460
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22		49,000	49,368
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25		106,000	97,520
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		100,000	96,500
Mercer International, Inc. company guaranty
sr. unsec. notes 7.75%, 12/1/22 (Canada)		38,000	39,140
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)		74,000	72,335
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)		55,000	49,225
Mercer International, Inc. 144A sr. unsec.
notes 7.375%, 1/15/25 (Canada)		20,000	19,950
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)		51,000	42,713

Putnam VT Diversified Income Fund 9

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Basic materials cont.
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	$345,000	$324,300
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	107,000	97,370
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	129,000	119,486
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	139,000	161,588
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	45,000	42,638
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 4.125%, 9/15/25	35,000	32,156
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	135,000	126,225
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	125,000	114,375
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	45,000	36,450
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	130,000	119,600
USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27	137,000	138,028
USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25	66,000	66,495
WPX Energy, Inc. 144A sr. unsec. notes 7.875%,
7/15/26	79,000	71,100
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	83,000	82,585
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	165,000	173,663
		5,773,470
Capital goods (1.6%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	155,000	137,950
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/24 (Ireland)	245,000	243,163
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	82,000	83,948
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	105,000	104,475
Berry Global, Inc. 144A notes 4.50%, 2/15/26	32,000	29,280
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	39,000	40,073
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	213,000	200,753
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20	247,000	251,014
Covanta Holding Corp. sr. unsec. notes 6.00%,
1/1/27	45,000	40,275
Crown Americas, LLC/Crown Americas Capital Corp.
VI 144A company guaranty sr. unsec. notes 4.75%,
2/1/26	60,000	56,550
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	111,000	118,215
GFL Environmental, Inc. 144A sr. unsec.
notes 5.375%, 3/1/23 (Canada)	60,000	52,800
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	236,000	239,835
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	268,000	233,160

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Capital goods cont.
Novafives SAS sr. notes Ser. REGS,
5.00%, 6/15/25 (France)	EUR	100,000	$91,627
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25		$85,000	84,788
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27		65,000	61,750
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25		170,000	154,275
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	64,025
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26		142,000	139,870
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25		80,000	75,400
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		221,000	188,955
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25		45,000	42,975
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26		76,000	70,680
Trident Merger Sub, Inc. 144A sr. unsec.
notes 6.625%, 11/1/25		76,000	67,640
Vertiv Group Corp. 144A sr. unsec. notes 9.25%,
10/15/24		72,000	66,240
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22 ‡‡		45,000	41,400
Wabash National Corp. 144A company
guaranty sr. unsec. notes 5.50%, 10/1/25		60,000	51,375
			3,032,491
Communication services (3.3%)
Altice Financing SA 144A company
guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	191,750
Altice Financing SA 144A company
guaranty sr. unsub. notes 7.50%, 5/15/26
(Luxembourg)		200,000	182,500
Altice Luxembourg SA company guaranty sr. unsec.
sub. notes Ser. REGS, 6.25%, 2/15/25
(Luxembourg)	EUR	100,000	90,954
Altice Luxembourg SA 144A company
guaranty sr. unsec. notes 7.75%, 5/15/22
(Luxembourg)		$200,000	182,250
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20		66,000	66,825
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26		178,000	171,103
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24		220,000	218,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26		69,000	67,620
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23		84,000	81,690
CommScope Technologies, LLC 144A
sr. unsec. notes 6.00%, 6/15/25		242,000	220,220
CommScope Technologies, LLC 144A company
guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		50,000	40,500
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24		318,000	291,368
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21		146,000	150,380
CSC Holdings, LLC 144A sr. unsec. notes 7.75%,
7/15/25		200,000	203,000

10 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Communication services cont.
CSC Holdings, LLC 144A sr. unsec. notes 5.125%,
12/15/21		$256,000	$250,880
Digicel, Ltd. 144A company guaranty sr. unsec.
notes 6.75%, 3/1/23 (Jamaica)		400,000	313,500
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24		354,000	284,970
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R		111,000	108,503
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R		30,000	30,225
Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25		116,000	72,204
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22		91,000	63,245
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26		156,000	136,500
Intelsat Connect Finance SA 144A company
guaranty sr. unsec. notes 9.50%, 2/15/23
(Luxembourg)		334,000	287,240
Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,240
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)		210,000	210,525
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		13,000	12,773
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		179,000	163,785
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)		36,000	36,180
SFR Group SA 144A sr. bonds 6.25%, 5/15/24
(France)		200,000	186,500
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28		116,000	109,620
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23		523,000	536,729
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21		175,000	179,113
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25		135,000	136,350
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27		27,000	26,055
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28		105,000	95,025
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26		45,000	41,288
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW
GmbH company guaranty sr. bonds Ser. REGS,
6.25%, 1/15/29 (Germany)	EUR	231,300	289,884
UPC Holding BV 144A sr. notes 5.50%, 1/15/28
(Netherlands)		$200,000	179,500
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)		172,000	172,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)		60,000	56,700
Virgin Media Secured Finance PLC company
guaranty sr. notes Ser. REGS, 5.125%, 1/15/25
(United Kingdom)	GBP	100,000	126,165
Virgin Media Secured Finance PLC 144A company
guaranty sr. bonds 5.00%, 4/15/27
(United Kingdom)	GBP	100,000	120,301
			6,393,060

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Consumer cyclicals (4.4%)
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27		$141,000	$120,555
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26		45,000	38,588
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25		135,000	118,800
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26		30,000	28,425
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23		86,000	85,140
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26		125,000	116,875
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26		95,000	93,100
CBS Radio, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 11/1/24		214,000	199,020
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		52,000	51,220
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	62,400
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		105,000	105,000
Codere Finance 2 Luxembourg SA company
guaranty sr. notes Ser. REGS, 6.75%, 11/1/21
(Luxembourg)	EUR	100,000	98,892
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25		$310,000	278,225
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25		160,000	137,600
Delta Merger Sub., Inc. 144A sr. unsec.
notes 6.00%, 9/15/26		20,000	18,900
Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23		88,000	84,480
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	66,788
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		70,000	67,944
Gray Escrow, Inc. 144A sr. unsec. notes 7.00%,
5/15/27		154,000	149,868
Gray Television, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 7/15/26		31,000	28,901
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	84,375
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		135,000	126,563
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25		180,000	169,200
iHeartCommunications, Inc. company
guaranty sr. notes 9.00%,
12/15/19 (In default) †		166,000	111,220
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)		50,000	48,810
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	79,000
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)		25,000	23,438
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R		50,000	44,125

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Consumer cyclicals cont.
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R		$170,000	$147,900
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22		298,000	315,880
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21		174,000	175,740
Jacobs Entertainment, Inc. 144A notes 7.875%,
2/1/24		45,000	46,350
JC Penney Corp., Inc. company guaranty sr. unsec.
unsub. bonds 7.40%, 4/1/37		84,000	27,720
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27		60,000	50,700
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25		38,000	33,250
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24		69,000	69,000
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	127,388
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		67,000	63,650
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	63,538
Masaria Investments SAU sr. notes Ser. REGS,
5.00%, 9/15/24 (Spain)	EUR	100,000	104,676
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		$71,000	66,296
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		39,000	35,441
Meredith Corp. 144A sr. unsec. notes 6.875%,
2/1/26		120,000	117,300
MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21		175,000	179,156
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25		193,000	186,245
Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28		58,000	40,020
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/15/21		85,585	35,946
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21		100,000	41,250
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24		406,000	379,610
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)		61,000	57,035
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22		124,000	118,420
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25		125,000	122,813
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24		66,000	65,340
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27		85,000	76,075
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	199,500
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	44,640

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Consumer cyclicals cont.
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24		$109,000	$102,051
PetSmart, Inc. 144A sr. unsec. notes 7.125%,
3/15/23		45,000	26,213
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32		9,000	9,315
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26		155,000	149,188
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26		17,000	16,405
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21		165,000	160,050
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23		131,000	130,345
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22		376,000	381,640
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24		158,000	148,125
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		80,000	70,600
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24		105,000	105,263
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27		157,000	143,459
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	146,088
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	183,788
Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5.75%, 7/15/25		95,000	90,222
Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6.625%, 11/15/22		15,000	15,244
Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25		30,000	28,773
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24		151,000	141,751
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28		10,000	8,400
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	93,500
Takko Luxembourg 2 SCA company
guaranty sr. notes Ser. REGS, 5.375%, 11/15/23
(Luxembourg)	EUR	100,000	81,313
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24		$111,000	99,068
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22		107,000	107,535
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23		70,000	65,450
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25		139,000	124,058
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	28,650
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	80,475
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	86,400

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Consumer cyclicals cont.
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27		$220,000	$193,600
			8,645,300
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)		135,000	122,850
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	92,000
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25		129,000	123,518
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25		196,000	167,090
CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22		104,000	91,000
Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23		135,000	108,675
EI Group PLC sr. unsec. notes 7.50%, 3/15/24
(United Kingdom)	GBP	100,000	127,451
Europcar Groupe SA sr. notes Ser. REGS, 4.125%,
11/15/24 (France)	EUR	100,000	108,804
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23		$98,000	70,560
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25		221,000	212,160
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24		150,000	141,375
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26		70,000	64,050
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26		115,000	111,263
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24		115,000	110,975
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27		65,000	60,450
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	124,800
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	31,120
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27		172,000	157,810
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	82,125
Netflix, Inc. 144A sr. unsec. bonds 6.375%,
5/15/29		50,000	49,313
Netflix, Inc. 144A sr. unsec.
unsub. bonds 5.875%, 11/15/28		65,000	63,161
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23		165,000	130,350
			2,350,900
Energy (5.9%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25
(Norway)		34,000	33,915
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. company guaranty sr. unsec.
notes 7.875%, 12/15/24		440,000	272,800
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23		40,000	38,000
Apergy Corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26		103,000	99,910

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Energy cont.
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	$44,000	$45,003
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 7.00%,
11/1/26	35,000	31,675
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24
(Canada)	131,000	113,315
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	168,000	113,820
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	219,000	217,905
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	130,000	122,727
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 6/15/27	43,000	36,120
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 1/15/25	168,000	148,260
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5.75%, 3/15/23	20,000	17,250
Comstock Escrow Corp. 144A sr. unsec.
notes 9.75%, 8/15/26	135,000	114,075
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	70,000	61,955
Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	376,000	355,948
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	163,000	140,180
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.625%, 10/15/25	110,000	99,000
DCP Midstream Operating LP company
guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	50,000	48,875
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	60,000	59,100
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	25,000	18,188
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	90,000	83,700
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	50,000	40,250
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	140,000	136,500
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	50,000	48,250
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	120,000	122,400
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 5.50%, 1/30/26	50,000	50,875
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	235,000	193,875
Ensco PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	86,000	63,640
EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9.375%,
5/1/20	75,000	56,250
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 9.375%, 5/1/24	194,000	86,330
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	70,000	28,875
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	37,000	27,565

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Energy cont.
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 7.75%, 5/15/26	$95,000	$84,075
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	129,000	124,808
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	181,000	175,570
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	115,000	98,900
Jagged Peak Energy, LLC 144A company
guaranty sr. unsec. notes 5.875%, 5/1/26	91,000	84,630
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	7,000	6,685
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	27,000	25,515
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	90,000	91,350
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	160,000	121,131
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.50%, 1/15/23	15,000	11,906
Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	80,000	78,400
Nine Energy Service, Inc. 144A sr. unsec.
notes 8.75%, 11/1/23	45,000	42,750
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	46,000	34,845
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	68,000	57,970
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	61,000	56,730
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	66,000	62,205
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	95,000	80,275
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	202,228
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	280,543
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	1,874,000	1,929,223
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44
(Brazil)	132,000	130,020
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	191,000	213,920
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	832,000	842,400
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	1,001,000	1,024,774
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	475,000	446,500
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	57,000	54,435

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Energy cont.
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	$378,000	$55,755
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	297,000	44,127
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	760,000	112,100
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	519,000	417,659
Range Resources Corp. company guaranty sr. unsec.
sub. notes 5.75%, 6/1/21	108,000	104,490
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	69,022
Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
11/15/23	16,000	14,560
SESI, LLC company guaranty sr. unsec.
notes 7.75%, 9/15/24	100,000	79,500
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	43,000	36,550
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	20,000	2
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	40,000	35,400
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	74,000	69,930
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 1/15/28	85,000	81,600
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.375%, 2/1/27	54,000	50,625
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	163,000	147,515
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	80,000	77,200
Transocean, Inc. company guaranty sr. unsec.
unsub. bonds 7.50%, 4/15/31	115,000	87,113
Transocean, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 7/15/23	25,000	24,875
Trinidad Drilling, Ltd. 144A company
guaranty sr. unsec. notes 6.625%, 2/15/25
(Canada)	171,000	172,454
USA Compression Partners LP/USA Compression
Finance Corp. 144A sr. unsec. notes 6.875%,
4/1/26	85,000	81,600
Vermilion Energy, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/25
(Canada)	16,000	15,000
Weatherford International, Ltd. company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	166,000	101,260
Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	25,000	15,000
Whiting Petroleum Corp. sr. unsec. notes 6.625%,
1/15/26	70,000	60,025
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	37,000	48,135
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	22,000	22,990

14 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Energy cont.
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	$83,000	$75,115
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	22,000	21,395
		11,609,316
Financials (3.0%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	150,000	146,250
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	332,000	368,520
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	85,000	84,575
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	72,000	82,080
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	50,000	49,500
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	80,000	81,000
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	75,000	78,129
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	125,000	122,500
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	65,000	63,538
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	84,000	82,845
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	83,000	77,605
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	174,000	165,735
Dresdner Funding Trust I jr. unsec.
sub. notes 8.151%, 6/30/31	250,000	301,125
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	80,000	74,400
Fairfax Financial Holdings, Ltd. 144A sr. unsec.
notes 4.85%, 4/17/28 (Canada)	60,000	57,653
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	91,000	77,805
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	122,000	104,615
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	90,000	89,325
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	71,000	70,220
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)	75,000	75,938
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	117,000	105,593
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	75,000	74,250
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	75,000	74,063
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20	68,000	67,915
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	195,000	191,100
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity
(Italy)	200,000	178,971
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	45,000	43,538

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Financials cont.
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R		$45,000	$42,071
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)		86,000	84,548
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	150,000
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R		40,000	35,000
Miller Homes Group Holdings PLC company
guaranty sr. notes Ser. REGS, 5.50%, 10/15/24
(United Kingdom)	GBP	100,000	115,527
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21		$100,000	97,500
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		135,000	121,500
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8.00%, perpetual maturity
(United Kingdom)		200,000	199,500
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.648%, perpetual maturity
(United Kingdom)		95,000	116,494
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)		200,000	198,000
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	44,625
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	85,025
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		120,000	108,000
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		180,000	144,846
Travelport Corporate Finance PLC 144A company
guaranty sr. notes 6.00%, 3/15/26
(United Kingdom)		179,000	180,790
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)		200,000	191,834
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25		114,000	104,663
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		700,000	696,500
Wand Merger Corp. 144A sr. unsec. notes 9.125%,
7/15/26		30,000	29,100
Wand Merger Corp. 144A sr. unsec. notes 8.125%,
7/15/23		60,000	58,650
WeWork Cos, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 5/1/25		185,000	164,188
			5,957,149
Health care (2.3%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23		190,000	158,650
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25		108,000	57,240
Bausch Health Cos., Inc. company
guaranty sr. unsec. notes Ser. REGS, 4.50%,
5/15/23	EUR	100,000	108,059
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$35,000	32,638

Putnam VT Diversified Income Fund 15

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Health care cont.
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 9.00%, 12/15/25	$90,000	$89,550
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	233,000	203,293
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	118,000	109,150
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	130,000	131,300
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	45,000	45,225
BioScrip, Inc. company guaranty sr. unsec.
notes 8.875%, 2/15/21	146,000	136,145
Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24	155,000	158,681
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	135,000	133,313
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	50,000	48,625
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	146,000	132,685
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	300,000	136,500
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	125,000	91,250
Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	151,000	114,005
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	130,000	129,025
HCA, Inc. company guaranty sr. notes 6.50%,
2/15/20	102,000	104,550
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	205,000	194,238
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	74,000	78,440
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	150,000	143,550
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	149,000	159,430
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%, 4/15/25
(Luxembourg)	132,000	91,410
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	105,000	101,325
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	25,000	22,813
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%,
5/15/22	245,000	220,500
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	35,000	32,900
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	478,000	473,220
Sotera Health Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	90,000	86,175
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	164,000	166,050
Tenet Healthcare Corp. sr. unsec. notes 8.125%,
4/1/22	63,000	63,158

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount		Value
Health care cont.
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%,
4/15/24 (Israel)		$200,000	$192,643
Unilabs Subholding AB company guaranty
sr. unsec. notes Ser. REGS, 5.75%, 5/15/25
(Sweden)	EUR	100,000	103,129
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 9.25%, 4/1/26		$110,000	110,000
Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 8.50%, 1/31/27		95,000	91,913
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25		60,000	57,750
WellCare Health Plans, Inc. 144A sr. unsec.
notes 5.375%, 8/15/26		40,000	38,600
			4,547,128
Technology (1.2%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		546,000	—
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26		175,000	160,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26		320,000	321,447
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24		103,000	104,803
Energizer Gamma Acquisition, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 7/15/26		35,000	32,113
First Data Corp. 144A notes 5.75%, 1/15/24		214,000	208,650
First Data Corp. 144A sr. notes 5.375%, 8/15/23		150,000	147,375
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24		148,000	115,440
Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡		179,000	174,078
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22		188,000	181,824
Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20		51,000	51,153
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		40,000	38,200
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24		236,000	251,340
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		182,000	168,350
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25		210,000	195,300
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26		145,000	125,788
			2,275,986
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23		162,000	162,405
			162,405
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%,
4/15/25		280,000	277,900
AES Corp./Virginia (The) sr. unsec. notes 4.875%,
5/15/23		85,000	83,088
AES Corp./Virginia (The) sr. unsec. notes 4.50%,
3/15/23		50,000	48,750
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27		131,000	125,760
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		247,000	226,005

16 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (27.0%)* cont.	Principal amount	Value
Utilities and power cont.
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	$65,000	$59,313
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	40,000	39,200
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	312,846
Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	129,000	136,095
Dynegy, Inc. 144A company guaranty sr. unsec.
notes 8.125%, 1/30/26	60,000	64,800
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	91,000	92,593
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27	50,000	48,750
GenOn Energy, Inc. sr. unsec. notes 9.875%,
10/15/20	195,000	74,631
GenOn Energy, Inc./NRG Americas, Inc. company
guaranty sub. FRN (BBA LIBOR USD 3 Month
+ 6.50%), 9.392%, 12/1/23	42,275	41,430
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	80,000	83,300
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	148,000	149,110
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	45,000	43,200
Texas Competitive Electric Holdings Co. , LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	119,000	357
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	129,000	124,163
		2,031,291

Total corporate bonds and notes (cost $57,347,517)		$52,778,496

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.9%)*	Principal amount		Value

Argentina (Republic of) sr. unsec.
unsub. bonds 6.625%, 7/6/28 (Argentina)		$160,000	$117,224
Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26 (Argentina)		1,700,000	1,364,250
Argentina (Republic of) sr. unsec.
unsub. notes 6.875%, 1/26/27 (Argentina)		1,233,000	937,080
Argentina (Republic of) 144A sr. unsec.
notes 7.125%, 8/1/27 (Argentina)		285,000	203,120
Brazil (Federal Republic of) sr. unsec.
unsub. bonds 5.00%, 1/27/45 (Brazil)		250,000	218,125
Brazil (Federal Republic of) sr. unsec.
unsub. bonds 4.625%, 1/13/28 (Brazil)		888,000	858,313
Buenos Aires (Province of) sr. unsec.
unsub. bonds Ser. REGS, 7.875%, 6/15/27
(Argentina)		200,000	143,000
Buenos Aires (Province of) sr. unsec.
unsub. notes Ser. REGS, 6.50%, 2/15/23
(Argentina)		215,000	176,300
Buenos Aires (Province of) unsec. FRN (Argentina
Deposit Rates BADLAR + 3.83%), 52.516%, 5/31/22
(Argentina)	ARS	6,180,000	159,177
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	278,850
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)		780,000	764,556
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 9.125%, 3/16/24 (Argentina)		525,000	436,187

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.9%)* cont.	Principal amount		Value
Cordoba (Province of) sr. unsec.
unsub. notes Ser. REGS, 7.45%, 9/1/24
(Argentina)		$478,000	$389,570
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 7.45%, 4/30/44
(Dominican Republic)		305,000	317,200
Dominican (Republic of) sr. unsec.
unsub. notes 7.50%, 5/6/21 (Dominican Republic)		260,000	267,800
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		260,000	296,075
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 1/29/26
(Dominican Republic)		320,000	335,600
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	196,000
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		200,000	189,500
Egypt (Arab Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	181,500
Egypt (Arab Republic of) 144A sr. unsec.
notes 5.577%, 2/21/23 (Egypt)		390,000	369,646
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/30/25
(El Salvador)		250,000	228,750
Hellenic (Republic of) sr. unsec. notes
4.375%, 8/1/22 (Greece)	EUR	832,000	990,222
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	16,000	14,840
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	62,000	62,268
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	63,000	63,889
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	167,000	171,297
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	1,108,933	1,153,198
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	633,267	663,755
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	546,533	579,025
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	106,000	113,589
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	500,000	539,711
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	604,753	665,838
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	690,192	783,322
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)		$1,045,000	1,058,063

Putnam VT Diversified Income Fund 17

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (11.9%)* cont.	Principal amount		Value
Indonesia (Republic of) 144A sr. unsec.
notes 4.75%, 1/8/26 (Indonesia)		$300,000	$303,750
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		575,000	664,844
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	328,125
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	216,975
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%, 6/15/33
(Ivory Coast)		295,000	244,481
Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%, 7/23/24
(Ivory Coast)		275,000	251,969
Ivory Coast (Republic of) 144A sr. unsec.
bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	427,064
Ivory Coast (Republic of) 144A sr. unsec.
notes 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	247,304
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)		$1,784,000	1,803,476
Russia (Federation of) sr. unsec.
unsub. bonds Ser. REGS, 4.375%, 3/21/29 (Russia)		1,000,000	945,000
Russia (Federation of) 144A sr. unsec.
notes 4.50%, 4/4/22 (Russia)		235,000	237,742
Russia (Federation of) 144A sr. unsec.
unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	189,000
South Africa (Republic of) sr. unsec.
unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	266,047
Turkey (Republic of) unsec. bonds Ser. REGS,
6.25%, 5/23/33 (Senegal)		220,000	189,200
United Mexican States sr. unsec. notes 4.00%,
10/2/23 (Mexico)		220,000	219,884
United Mexican States sr. unsec.
unsub. notes 4.15%, 3/28/27 (Mexico)		1,050,000	1,015,658
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	59,625
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †		576,000	127,440
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †		134,000	27,805
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		932,000	214,360
Total foreign government and agency bonds
and notes (cost $24,535,769)			$23,266,589

PURCHASED SWAP OPTIONS OUTSTANDING(3.4%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
2.92/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.92	$13,993,000	$259,710
2.855/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.855	13,993,000	185,407
Citibank, N.A.
2.88/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.88	24,483,600	375,578
2.84/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.84	13,993,000	159,240
2.86/3 month USD-
LIBOR-BBA/Jan-20	Jan-19/2.86	27,986,000	34,703

PURCHASED SWAP OPTIONS OUTSTANDING(3.4%)*cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date date/strike		amount	Value

Citibank, N.A. cont.
(3.23)/3 month USD-
LIBOR-BBA/Jan-49	Jan-19/3.23	$5,373,300	$5
(3.29)/3 month USD-
LIBOR-BBA/Jan-49	Jan-19/3.29	5,373,300	5
Goldman Sachs International
3.0375/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/3.0375	30,276,100	869,530
3.2775/3 month USD-
LIBOR-BBA/Jan-20	Jan-19/3.2775	42,986,600	295,748
2.99375/3 month USD-
LIBOR-BBA/Jan-20	Jan-19/2.99375	42,986,600	101,878
0.025/6 month EUR-EURIBOR-
Reuters/Aug-21	Aug-19/0.025	EUR 26,650,900	84,888
2.897/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.897	$18,657,300	72,764
-0.065/6 month EUR-
EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR 26,650,900	47,024
2.9215/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.9215	$18,657,300	40,300
(1.523)/6 month EUR-
EURIBOR-Reuters/Feb-49	Feb-19/1.523	EUR 2,595,900	6,305
(2.897)/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.897	$18,657,300	5,038
(2.9215)/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.9215	18,657,300	3,732
JPMorgan Chase Bank N.A.
3.162/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	9,328,700	569,144
2.88/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.88	24,483,600	388,065
3.096/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	7,462,900	313,293
1.376/6 month EUR-EURIBOR-
Reuters/Sep-29	Sep-19/1.376	EUR 6,240,000	302,423
1.758/6 month EUR-EURIBOR-
Reuters/Sep-49	Sep-19/1.758	EUR 2,489,000	252,553
(3.162)/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	$9,328,700	247,304
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500	171,915
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500	168,181
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500	127,491
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500	124,525
(3.096)/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	7,462,900	80,972
(1.545)/3 month
GBP-LIBOR-BBA/Feb-29	Feb-19/1.545	GBP 5,191,900	35,139
(3.095)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.095	$18,657,300	25,001
(3.25)/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/3.25	21,493,300	21

18 Putnam VT Diversified Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING(3.4%)*cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	$2,490,200	$295,562
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200	295,313
3.02/3 month USD-
LIBOR-BBA/Aug-20	Aug-19/3.02	62,708,000	264,001
2.80/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.80	5,488,000	49,392
(3.0975)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.0975	18,657,300	24,628
(3.098)/3 month USD-
LIBOR-BBA/Feb-29	Feb-19/3.098	11,194,400	10,859
UBS AG
2.9125/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.9125	9,328,700	166,051
2.8525/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.8525	9,328,700	119,407
Total purchased swap options outstanding (cost $4,432,333)			$6,573,095

SENIOR LOANS (1.5%)* [c]	Principal amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 6.349%, 7/2/22	$37,467	$24,916
Air Methods Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 6.303%, 4/21/24	63,924	50,271
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 6.701%, 12/15/24	83,515	80,644
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.25%), 4.466%, 9/15/23	90,000	85,763
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.658%, 4/3/24	54,175	50,891
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 7.037%,
11/17/22	120,000	111,600
CCC Information Services, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 6.75%), 9.095%, 4/27/25	53,000	52,073
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	72,825	69,548
Eagleclaw Midstream Ventures, LLC bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 6.869%,
6/30/24	107,184	99,480
First Data Corp. bank term loan FRN (BBA LIBOR
USD 3 Month + 2.00%), 4.504%, 4/26/24	91,342	87,079
Forterra Finance, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.522%, 10/25/23	136,443	121,571
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.272%,
4/16/21	52,646	51,857
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 5.272%, 3/31/24	56,893	53,942
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 5.28%, 6/26/25	105,348	103,109
iHeartCommunications, Inc. bank term loan FRN
Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.272%,
1/30/19 (In default) †	319,000	210,939
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.604%, 5/21/24	205,000	197,825
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 5.00%), 7.477%, 10/16/23	59,536	56,261
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	55,084	44,894

SENIOR LOANS (1.5%)* [c] cont.	Principal amount	Value

Kronos, Inc./MA bank term loan FRN (BBA
LIBOR USD 3 Month + 8.25%), 9.25%, 11/1/24	$80,000	$78,700
Level 3 Financing, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.754%,
2/22/24	64,000	60,320
Murray Energy Corp. bank term loan FRN Ser. B2,
(BBA LIBOR USD 3 Month + 7.25%), 9.777%,
10/17/22	79,386	66,089
Navistar Financial Corp Owner Trust bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.75%), 6.313%, 7/30/25	29,925	28,504
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	241,068	230,822
Neiman Marcus Group, Ltd., Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.25%), 5.63%,
10/25/20	136,170	115,234
Oryx Southern Delaware Holdings, LLC bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 5.772%, 2/28/25	84,363	77,192
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	61,133	53,461
Refinitiv US Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.272%,
10/1/25	48,000	44,736
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%,
9/7/23	76,281	53,683
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	75,000	68,250
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.50%), 6.063%, 2/28/25	79,400	71,460
Talbots, Inc. (The) bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 7.00%), 9.506%,
11/28/22	114,000	113,715
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.522%, 3/28/25	94,263	86,663
TransDigm, Inc. bank term loan FRN Ser. F, (BBA
LIBOR USD 3 Month + 2.50%), 5.022%, 6/9/23	99,832	94,060
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 6.349%, 7/24/24	59,398	55,538
Total senior loans (cost $3,143,255)		$2,851,090

CONVERTIBLE BONDS
AND NOTES (0.9%)*	Principal amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%,
3/15/20 (Mexico)	$12,000	$11,701
Patrick Industries, Inc. 144A cv. sr. unsec.
notes 1.00%, 2/1/23	19,000	14,308
		26,009
Capital goods (—%)
Dycom Industries, Inc. cv. sr. unsec.
notes 0.75%, 9/15/21	25,000	23,212
Horizon Global Corp. cv. sr. unsec.
unsub. notes 2.75%, 7/1/22	16,000	8,400
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	12,000	11,659
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	23,000	24,495
		67,766
Communication services (—%)
DISH Network Corp. cv. sr. unsec. notes 3.375%,
8/15/26	46,000	37,146
GCI Liberty, Inc. 144A cv. sr. unsec.
bonds 1.75%, 9/30/46	7,000	6,816

Putnam VT Diversified Income Fund 19

CONVERTIBLE BONDS
AND NOTES (0.9%)*cont.	Principal amount	Value
Communication services cont.
RingCentral, Inc. 144A cv. sr. unsec.
notes zero %, 3/15/23	$22,000	$26,034
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%,
6/1/23	10,000	14,275
		84,271
Consumer cyclicals (0.1%)
Caesars Entertainment Corp. cv. sr. unsec.
notes 5.00%, 10/1/24	11,075	13,747
Liberty Interactive, LLC 144A cv. sr. unsec.
bonds 1.75%, 9/30/46	41,000	41,920
Liberty Media Corp. cv. sr. unsec. bonds 1.375%,
10/15/23	44,000	47,115
Liberty Media Corp. cv. sr. unsec. notes 1.00%,
1/30/23	19,000	19,568
Live Nation Entertainment, Inc.
144A cv. sr. unsec. notes 2.50%, 3/15/23	20,000	20,365
Macquarie Infrastructure Corp. cv. sr. unsec.
unsub. notes 2.00%, 10/1/23	16,000	13,845
Navistar International Corp. cv. sr. unsec.
sub. bonds 4.75%, 4/15/19	12,000	11,970
Priceline Group, Inc. (The) cv. sr. unsec.
unsub. notes 0.35%, 6/15/20	36,000	48,465
Square, Inc. 144A cv. sr. unsec. notes 0.50%,
5/15/23	23,000	23,934
		240,929
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%,
5/15/23	9,000	10,880
Etsy, Inc. 144A cv. sr. unsec. notes zero %,
3/1/23	10,000	14,494
IAC FinanceCo, Inc. 144A cv. company
guaranty sr. unsec. notes 0.875%, 10/1/22	15,000	19,924
Liberty Expedia Holdings, Inc. cv. sr. unsec.
unsub. bonds 1.00%, 6/30/47	23,000	21,982
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%,
9/1/22	24,000	25,778
		93,058
Energy (—%)
CHC Group, LLC/CHC Finance
Ltd. cv. notes Ser. AI, zero %, 10/1/20,
(acquired 2/2/17,
cost $24,845) (Cayman Islands)	35,887	30,504
Cheniere Energy, Inc. cv. sr. unsec.
unsub. notes 4.25%, 3/15/45	23,000	15,999
Chesapeake Energy Corp. cv. company
guaranty sr. unsec. notes 5.50%, 9/15/26	33,000	26,560
Oasis Petroleum, Inc. cv. sr. unsec.
notes 2.625%, 9/15/23	18,000	15,824
		88,887
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	14,000	13,606
Heritage Insurance Holdings, Inc. cv. company
guaranty sr. unsec. bonds 5.875%, 8/1/37	12,000	14,006
IH Merger Sub, LLC cv. company
guaranty sr. unsec. notes 3.50%, 1/15/22 R	29,000	29,713
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	24,000	21,646
Starwood Property Trust, Inc. cv. sr. unsec.
unsub. notes 4.00%, 1/15/19 R	18,000	18,501
		97,472

CONVERTIBLE BONDS
AND NOTES (0.9%)*cont.	Principal amount	Value
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec.
sub. notes 0.599%, 8/1/24	$34,000	$33,810
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%,
5/1/25	8,000	5,599
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%,
12/1/23	19,000	19,191
Exact Sciences Corp. cv. sr. unsec. notes 1.00%,
1/15/25	17,000	18,668
Illumina, Inc. 144A cv. sr. unsec. notes zero %,
8/15/23	38,000	38,979
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%,
1/15/25	15,000	10,684
Insulet Corp. 144A cv. sr. unsec. notes 1.375%,
11/15/24	17,000	18,054
Jazz Investments I, Ltd. cv. company
guaranty sr. unsec. sub. bonds 1.875%, 8/15/21
(Ireland)	56,000	54,238
Ligand Pharmaceuticals, Inc.
144A cv. sr. sub. unsec. notes 0.75%, 5/15/23	16,000	14,168
Medicines Co. (The) cv. sr. unsec. notes 2.50%,
1/15/22	38,000	32,602
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	10,000	11,937
Pacira
Pharmaceuticals, Inc./Delaware cv. sr. unsec.
sub. notes 2.375%, 4/1/22	24,000	23,805
Supernus Pharmaceuticals, Inc.
144A cv. sr. unsec. notes 0.625%, 4/1/23	16,000	15,040
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%,
5/15/25	19,000	22,254
Wright Medical Group, Inc. 144A cv. company
guaranty sr. unsec. notes 1.625%, 6/15/23	25,000	25,459
		344,488
Technology (0.4%)
Akamai Technologies, Inc. 144A cv. sr. unsec.
notes 0.125%, 5/1/25	30,000	27,512
Carbonite, Inc. cv. sr. unsec.
unsub. notes 2.50%, 4/1/22	10,000	11,913
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%,
4/15/19	5,000	7,099
Coupa Software, Inc. 144A cv. sr. unsec.
notes 0.375%, 1/15/23	11,000	16,589
Cypress Semiconductor Corp. cv. sr. unsec.
notes 2.00%, 2/1/23, (acquired 10/1/18 and
10/4/18, cost $9,998) ΔΔ	10,000	9,538
Everbridge, Inc. cv. sr. unsec.
unsub. notes 1.50%, 11/1/22	11,000	19,379
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	14,000	19,998
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	15,000	13,867
Intel Corp. cv. jr. unsec. sub. notes 3.25%,
8/1/39	16,000	36,550
J2 Global, Inc. cv. sr. unsec. notes 3.25%,
6/15/29	21,000	24,079
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	67,000	65,445
Micron Technology, Inc. cv. sr. unsec.
bonds 3.00%, 11/15/43	15,000	16,628
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%,
5/1/23	13,000	12,983
Nice Systems, Inc. cv. company
guaranty sr. unsec. notes 1.25%, 1/15/24	20,000	27,325

20 Putnam VT Diversified Income Fund

CONVERTIBLE BONDS
AND NOTES (0.9%)*cont.	Principal amount	Value
Technology cont.
Novellus Systems, Inc. cv. company
guaranty sr. unsec. notes 2.625%, 5/15/41	$8,000	$32,990
Nuance Communications, Inc. cv. sr. unsec.
notes 1.25%, 4/1/25	18,000	15,855
Nutanix, Inc. 144A cv. sr. unsec. notes zero %,
1/15/23	18,000	19,666
Okta, Inc. 144A cv. sr. unsec. notes 0.25%,
2/15/23	16,000	23,420
ON Semiconductor Corp. cv. company
guaranty sr. unsec. unsub. notes 1.625%,
10/15/23	36,000	38,635
OSI Systems, Inc. cv. sr. unsec.
unsub. notes 1.25%, 9/1/22	24,000	22,246
Palo Alto Networks, Inc. 144A cv. sr. unsec.
notes 0.75%, 7/1/23	43,000	42,527
RealPage, Inc. cv. sr. unsec. notes 1.50%,
11/15/22	28,000	36,213
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%,
10/1/19	10,000	23,751
ServiceNow, Inc. cv. sr. unsec.
unsub. notes zero %, 6/1/22	23,000	32,103
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%,
9/15/25	24,000	23,615
TTM Technologies, Inc. cv. sr. unsec.
notes 1.75%, 12/15/20	12,000	13,920
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%,
9/15/21	26,000	23,713
Vocera Communications, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/15/23	12,000	15,984
Western Digital Corp. 144A cv. company
guaranty sr. unsec. notes 1.50%, 2/1/24	17,000	13,777
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %,
7/1/23 (Israel)	14,000	13,247
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	23,000	28,100
		728,667
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec.
notes 1.125%, 10/15/24	28,000	26,667
		26,667
Utilities and power (—%)
NRG Energy, Inc. 144A cv. company
guaranty sr. unsec. bonds 2.75%, 6/1/48	39,000	41,998
		41,998

Total convertible bonds and notes (cost $1,916,663)		$1,840,212

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.6%)*	date/	Notional	Contract
Counterparty	Strike price	amount	amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	$6,705,352	GBP 5,260,750	$111,698
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	13,684,200	$13,684,200	67,436
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	6,964,700	6,964,700	36,864
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	3,323,821	EUR 2,901,000	26,600
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/$97.11	5,000,000	$5,000,000	139,440

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.6%)*cont.	date/	Notional	Contract
Counterparty	Strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/$97.27	$5,000,000	$5,000,000	$131,720
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.42	5,000,000	5,000,000	124,025
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.41	5,000,000	5,000,000	76,755
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.56	5,000,000	5,000,000	69,600
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.72	5,000,000	5,000,000	62,605
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.75	10,000,000	10,000,000	1,310
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.59	10,000,000	10,000,000	970
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.44	10,000,000	10,000,000	700
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Jan-19/95.81	16,000,000	16,000,000	279,904
Federal National
Mortgage Association
30 yr 2.50% TBA
commitments (Call)	Jan-19/92.26	3,000,000	3,000,000	72,279
Total purchased options outstanding (cost $802,375) $1,201,906

PREFERRED STOCKS (0.1%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$176,943
Total preferred stocks (cost $175,813)		$176,943
COMMON STOCKS (0.1%)*	Shares	Value
Advanz Pharma Corp. (Canada) †	430	$8,075
Avaya Holdings Corp. †	4,903	71,395
Caesars Entertainment Corp. †	2,065	14,021
CHC Group, LLC (Units) (acquired 3/23/17,
cost $10,107) (Cayman Islands) † ΔΔ	697	2,788
Halcon Resources Corp. †	11,413	19,402
MWO Holdings, LLC (Units) F	98	3,315
Nine Point Energy F	648	9,357
Tervita Corp. (Canada) †	191	879
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	7,258
Tribune Media Co. Class 1C	55,356	35,981
Total common stocks (cost $430,995)		$172,471

Putnam VT Diversified Income Fund 21

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd.	13	$15,293
Total convertible preferred stocks (cost $13,000)		$15,293

	Expiration
WARRANTS (—%)* †	date	Strike price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	3,100	$69
Total warrants (cost $—)				$69

	Principal amount/
SHORT-TERM INVESTMENTS (19.6%)*	shares	Value
Putnam Short Term Investment
Fund 2.58% L	Shares 26,991,482	$26,991,482
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.27% P	Shares 480,000	480,000
U.S. Treasury Bills 2.547%, 6/13/19 Δ §	$2,953,000	2,920,559
U.S. Treasury Bills 2.532%, 6/6/19 # Δ §	535,000	529,368
U.S. Treasury Bills 2.528%, 6/20/19 # Δ §	495,000	489,324
U.S. Treasury Bills 2.479%, 4/11/19 Δ §	2,518,000	2,501,364
U.S. Treasury Bills 2.473%, 4/18/19 Ω	23,000	22,838
U.S. Treasury Bills 2.412%, 3/7/19 Δ §	513,000	510,828
U.S. Treasury Bills 2.409%, 2/21/19 Δ	137,000	136,550
U.S. Treasury Bills 2.402%, 3/21/19 Ω	92,000	91,533
U.S. Treasury Bills 2.398%, 3/14/19 Δ §	212,000	211,003
U.S. Treasury Bills 2.344%, 2/7/19	50,000	49,882
U.S. Treasury Bills 2.342%, 2/14/19 # Δ § Ω	1,639,000	1,634,311
U.S. Treasury Bills 2.327%, 1/24/19 §	467,000	466,349
U.S. Treasury Bills 2.301%, 1/17/19 Δ § Ω	866,000	865,176
U.S. Treasury Bills 2.266%, 1/10/19 Δ Ω	357,000	356,821
Total short-term investments (cost $38,256,122)		$38,257,388

Total investments (cost $263,427,036)		$260,303,147

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $195,548,164.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $42,830, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $117,838 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,663,780 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Ω This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $364,099 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,122,288 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

22 Putnam VT Diversified Income Fund

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $98,766,159 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	84.7%	Russia	0.8%
Greece	2.2	United Kingdom	0.8
Brazil	2.2	Luxembourg	0.5
Argentina	1.9	Dominican Republic	0.5
Mexico	1.3	Ivory Coast	0.5
Indonesia	1.2	Other	2.4
Canada	1.0	Total	100.0%

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $106,011,531)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/16/19	$243,913	$278,060	$(34,147)
	Brazilian Real	Buy	1/3/19	836,225	844,230	(8,005)
	Brazilian Real	Sell	1/3/19	836,225	828,371	(7,854)
	Canadian Dollar	Sell	1/16/19	795,635	810,340	14,705
	Euro	Sell	3/20/19	970,372	964,459	(5,913)
	Japanese Yen	Sell	2/20/19	158,779	159,391	612
	New Zealand Dollar	Sell	1/16/19	814,482	814,870	388
	Norwegian Krone	Buy	3/20/19	1,617,849	1,639,102	(21,253)
	South Korean Won	Buy	2/20/19	864,074	866,566	(2,492)
	South Korean Won	Sell	2/20/19	873,572	855,227	(18,345)
	Swedish Krona	Sell	3/20/19	428,534	422,703	(5,831)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/19	848,271	867,819	(19,548)
	British Pound	Sell	3/20/19	25,715	25,690	(25)
	Canadian Dollar	Buy	1/16/19	814,614	844,151	(29,537)
	Euro	Sell	3/20/19	2,592,963	2,576,863	(16,100)
	Hong Kong Dollar	Sell	2/20/19	115,048	115,084	36
	Norwegian Krone	Buy	3/20/19	1,381,590	1,412,355	(30,765)
	Singapore Dollar	Sell	2/20/19	74	888	814
	Swedish Krona	Sell	3/20/19	585,675	580,104	(5,571)
Citibank, N.A.
	Australian Dollar	Buy	1/16/19	898,857	917,341	(18,484)
	Canadian Dollar	Buy	1/16/19	1,615,232	1,665,646	(50,414)
	Euro	Sell	3/20/19	269,375	267,570	(1,805)
	Japanese Yen	Sell	2/20/19	432,404	418,059	(14,345)
	Norwegian Krone	Sell	3/20/19	413,798	408,890	(4,908)
	South Korean Won	Buy	2/20/19	865,812	857,273	8,539
	South Korean Won	Sell	2/20/19	864,818	863,642	(1,176)
	Swedish Krona	Sell	3/20/19	1,360,141	1,346,390	(13,751)
Credit Suisse International
	Australian Dollar	Buy	1/16/19	545,528	556,842	(11,314)
	Canadian Dollar	Buy	1/16/19	781,786	859,329	(77,543)
	Euro	Sell	3/20/19	2,999,676	2,982,706	(16,970)
	Japanese Yen	Sell	2/20/19	426,683	413,840	(12,843)
	New Zealand Dollar	Sell	1/16/19	831,938	819,345	(12,593)
	Swedish Krona	Sell	3/20/19	2,074,576	2,054,439	(20,137)
Goldman Sachs International
	Australian Dollar	Sell	1/16/19	2,669,939	2,747,531	77,592
	Brazilian Real	Buy	1/3/19	836,225	845,397	(9,172)
	Brazilian Real	Sell	1/3/19	836,225	830,917	(5,308)
	Brazilian Real	Sell	4/2/19	84,381	77,189	(7,192)

Putnam VT Diversified Income Fund 23

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $106,011,531) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International cont.
	Canadian Dollar	Sell	1/16/19	$823,334	$870,903	$47,569
	Euro	Sell	3/20/19	448,228	447,990	(238)
	New Taiwan Dollar	Buy	2/20/19	858,561	861,206	(2,645)
	New Taiwan Dollar	Sell	2/20/19	865,490	860,626	(4,864)
	New Zealand Dollar	Buy	1/16/19	3,055,046	3,226,033	(170,987)
	Norwegian Krone	Buy	3/20/19	4,557,595	4,660,944	(103,349)
	South African Rand	Buy	1/16/19	118,030	165,799	(47,769)
	Swedish Krona	Buy	3/20/19	5,033,169	4,991,229	41,940
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/19	4,251,290	4,364,641	(113,351)
	Australian Dollar	Sell	1/16/19	4,260,729	4,303,982	43,253
	British Pound	Buy	3/20/19	1,642,810	1,636,973	5,837
	Canadian Dollar	Sell	1/16/19	811,170	815,229	4,059
	Chinese Yuan (Offshore)	Buy	2/20/19	1,016,351	1,013,574	2,777
	Euro	Sell	3/20/19	1,002,429	992,553	(9,876)
	Japanese Yen	Sell	2/20/19	872,637	852,596	(20,041)
	Mexican Peso	Buy	1/16/19	690,084	693,320	(3,236)
	Mexican Peso	Sell	1/16/19	695,270	678,525	(16,745)
	New Zealand Dollar	Buy	1/16/19	2,166,246	2,133,320	32,926
	Norwegian Krone	Buy	3/20/19	853,951	894,058	(40,107)
	Swedish Krona	Sell	3/20/19	425,378	416,124	(9,254)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/19	572,865	579,571	(6,706)
	British Pound	Buy	3/20/19	824,411	822,950	1,461
	Canadian Dollar	Sell	1/16/19	1,133,879	1,147,742	13,863
	Euro	Sell	3/20/19	1,321,505	1,311,819	(9,686)
	Japanese Yen	Buy	2/20/19	831,093	825,323	5,770
	New Zealand Dollar	Buy	1/16/19	58,877	45,712	13,165
	Norwegian Krone	Buy	3/20/19	1,693,593	1,752,226	(58,633)
	Singapore Dollar	Buy	2/20/19	863,601	859,456	4,145
	Singapore Dollar	Sell	2/20/19	866,980	855,331	(11,649)
	Swedish Krona	Sell	3/20/19	1,176,186	1,172,183	(4,003)
	Swiss Franc	Buy	3/20/19	18,855	16,715	2,140
NatWest Markets PLC
	Australian Dollar	Buy	1/16/19	1,310,944	1,348,234	(37,290)
	Canadian Dollar	Sell	1/16/19	7,474	18,440	10,966
	Euro	Buy	3/20/19	1,674,713	1,668,688	6,025
	Japanese Yen	Buy	2/20/19	393,107	402,893	(9,786)
	New Zealand Dollar	Sell	1/16/19	1,691,735	1,693,257	1,522
	Norwegian Krone	Sell	3/20/19	413,798	408,881	(4,917)
	Swedish Krona	Sell	3/20/19	1,470,147	1,455,540	(14,607)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/19	335,152	355,663	(20,511)
	British Pound	Sell	3/20/19	1,865,288	1,871,024	5,736
	Canadian Dollar	Sell	1/16/19	2,591,420	2,655,870	64,450
	Euro	Sell	3/20/19	3,411,696	3,389,933	(21,763)
	Japanese Yen	Buy	2/20/19	366,666	371,579	(4,913)
	New Zealand Dollar	Sell	1/16/19	1,707,513	1,688,988	(18,525)
	Norwegian Krone	Buy	3/20/19	562,292	602,592	(40,300)
	Swedish Krona	Sell	3/20/19	1,796,190	1,778,872	(17,318)
UBS AG
	Australian Dollar	Sell	1/16/19	63,620	81,744	18,124
	British Pound	Sell	3/20/19	837,461	838,963	1,502
	Canadian Dollar	Buy	1/16/19	404,632	411,779	(7,147)
	Euro	Sell	3/20/19	2,877,214	2,858,814	(18,400)
	New Zealand Dollar	Sell	1/16/19	237,524	258,376	20,852
	Norwegian Krone	Buy	3/20/19	13,171	13,459	(288)
	Swedish Krona	Sell	3/20/19	198,010	196,055	(1,955)

24 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $106,011,531) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/19	$679,039	$689,916	$(10,877)
	Canadian Dollar	Sell	1/16/19	1,641,904	1,667,000	25,096
	Euro	Sell	3/20/19	362,318	360,246	(2,072)
	New Zealand Dollar	Buy	1/16/19	814,885	817,453	(2,568)
Unrealized appreciation						475,864
Unrealized (depreciation)						(1,349,717)
Total						$(873,853)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/18	contracts	amount	Value	date	(depreciation)
Euro-OAT 10 yr
(Short)	6 $1,036,675		$1,036,674	Mar-19	$1,704
Euro-Schatz 2
yr (Short)	64	8,208,336	8,208,334	Mar-19	(1,623)
U.K. Gilt 10 yr
(Short)	10	1,569,925	1,569,925	Mar-19	4,443
U.S. Treasury
Note 2 yr (Long)	53 11,252,563		11,252,563	Mar-19	56,410
U.S. Treasury
Note 5 yr (Short)	84	9,633,750	9,633,750	Mar-19	(106,481)
U.S. Treasury
Note Ultra 10 yr
(Long)	29	3,772,266	3,772,266	Mar-19	83,059
Unrealized appreciation					145,616
Unrealized (depreciation)					(108,104)
Total					$37,512

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18
(premiums $3,779,157)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
2.813/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.813	$21,287,000	$5,322
(2.985)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.985	13,993,000	337,791
Citibank, N.A.
3.50/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.50	5,373,300	5
3.33/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.33	5,373,300	5
3.43/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.43	5,373,300	5
3.395/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.395	5,373,300	5
3.14/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.14	13,993,000	14
3.095/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.095	12,241,800	245
2.663/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.663	21,287,000	18,520

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18
(premiums $3,779,157) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Citibank, N.A. cont.
(2.77)/3 month
USD-LIBOR-BBA/Jan-20	Jan-19/2.77	$27,986,000	$61,289
(2.945)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.945	12,241,800	253,895
Goldman Sachs
International
3.2975/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.2975	15,138,100	15
0.389/6 month
EUR-EURIBOR-Reuters/
Feb-24	Feb-19/0.389	EUR 12,979,600	5,205
2.909/3 month
USD-LIBOR-BBA/Mar-21	Mar-19/2.909	$18,657,300	8,023
(2.909)/3 month
USD-LIBOR-BBA/Mar-21	Mar-19/2.909	18,657,300	111,944
(0.115)/6 month
EUR-EURIBOR-Reuters/
Aug-21	Aug-19/0.115	EUR 26,650,900	129,775
(3.1325)/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/3.1325	$42,986,600	396,336
(3.0975)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.0975	15,138,100	515,150
JPMorgan Chase Bank N.A.
3.26/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.26	4,685,500	5
3.18/3 month
USD-LIBOR-BBA/Jan-24	Jan-19/3.18	20,096,200	20
3.095/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.095	12,241,800	857
3.14/3 month
USD-LIBOR-BBA/Mar-29	Mar-19/3.14	5,488,000	7,134
2.77/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.77	39,791,200	9,948
3.415/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.415	37,314,700	19,777
1.71/3 month
GBP-LIBOR-BBA/Feb-29	Feb-19/1.71	GBP 10,383,700	24,617
2.975/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	$9,328,700	64,181

Putnam VT Diversified Income Fund 25

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18
(premiums $3,779,157) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A. cont.
(2.975)/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	$9,328,700	$183,869
(2.945)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.945	12,241,800	257,200
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	9,328,700	383,876
(1.733)/6 month
EUR-EURIBOR-Reuters/
Sep-39	Sep-19/1.733 EUR	6,820,000	499,941
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	$9,328,700	586,682
Morgan Stanley & Co.
International PLC
2.94/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.94	5,488,000	659
3.3975/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	37,314,700	20,523
(2.58)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/2.58	62,708,000	106,604
(2.80)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/2.80	62,708,000	172,447
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00	2,490,200	250,937
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00	2,490,200	251,137
UBS AG
(2.9725)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.9725	9,328,700	214,653
Total			$4,898,611

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $666,902)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N. A.
GBP/USD (Call)	Jun-19/$1.44	$10,058,060	GBP 7,891,150	$36,732
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	13,684,200	$13,684,200	17,502
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	6,964,700	6,964,700	13,080
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	4,985,731	EUR 4,351,500	14,419
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/$97.57	5,000,000	$5,000,000	116,935
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.72	5,000,000	5,000,000	109,310
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.88	5,000,000	5,000,000	101,735

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $666,902) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/$98.02	$5,000,000	$5,000,000	$94,790
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.18	5,000,000	5,000,000	87,355
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.34	5,000,000	5,000,000	80,020
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.79	5,000,000	5,000,000	59,520
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.95	5,000,000	5,000,000	52,825
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.10	5,000,000	5,000,000	46,390
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.17	5,000,000	5,000,000	43,595
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.33	5,000,000	5,000,000	37,640
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.48	5,000,000	5,000,000	32,080
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.27	10,000,000	10,000,000	490
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.11	10,000,000	10,000,000	350
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.95	10,000,000	10,000,000	240

26 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $666,902) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/$96.78	$10,000,000	$10,000,000	$160
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.63	10,000,000	10,000,000	110
Federal National
Mortgage
Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.47	10,000,000	10,000,000	70

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $666,902) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage
Association
30 yr 3.00% TBA
commitments (Put)	Jan-19/$95.81	$16,000,000	$16,000,000	$16
Federal National
Mortgage
Association
30 yr 2.50% TBA
commitments (Put)	Jan-19/92.26	3,000,000	3,000,000	3
Total				$945,367

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$4,973,900	$(194,479)	$4,775
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(12,474)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	(46,755)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(78,726)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY 94,062,100	(47,579)	31,599
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY 94,062,100	(47,579)	(19,970)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	$4,664,300	(26,587)	43,938
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	4,664,300	(23,322)	18,097
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	725,000	(93,344)	6,250
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	3,979
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	4,664,300	(23,322)	(11,381)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	4,664,300	(26,587)	(20,336)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	725,000	(93,344)	(21,634)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	(46,108)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	4,664,300	48,042	32,137
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	4,664,300	48,042	(61,149)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,208,400	(96,853)	7,262
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,208,400	(83,742)	5,438
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(1,779)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP 6,270,800	(22,964)	(5,115)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP 3,135,400	(13,646)	(7,154)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	$596,900	(75,359)	(12,517)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,208,400	(109,964)	(14,235)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,208,400	(96,853)	(14,912)
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP 3,135,400	(16,818)	(16,025)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP 6,270,800	(32,619)	(31,491)
3.215/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215	$2,387,900	277,832	54,062
(3.215)/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215	2,387,900	277,832	(85,009)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR 979,500	(125,262)	24,162
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	$725,000	(77,793)	6,554
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,208,400	(69,846)	(1,752)

Putnam VT Diversified Income Fund 27

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18 cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	$1,208,400	$(125,674)	$(4,193)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR 979,500	(125,262)	(9,393)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	$725,000	(112,085)	(26,789)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(104,242)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(130,921)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	948,300	(108,201)	40,597
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(111,070)	3,487
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(78,010)	(16,690)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	948,300	(108,201)	(24,438)
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR 1,326,600	(231,823)	23,058
(1.72)/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR 1,326,600	(231,823)	(8,801)
Unrealized appreciation				305,395
Unrealized (depreciation)				(833,989)
Total				$(528,594)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18	Principal	Settlement
(proceeds receivable $24,075,859)	amount	date	Value
Federal National Mortgage Association, 4.50%, 1/1/49	$3,000,000	1/14/19	$3,105,469
Federal National Mortgage Association, 3.00%, 1/1/49	22,000,000	1/14/19	21,460,313
Total			$24,565,782

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$8,354,000	$67,325	$(79)	3/21/23	3 month USD-LIBOR-BBA —	2.7725% — Semiannually	$124,463
				Quarterly
3,261,000	43,981 E	(37)	2/27/28	3 month USD-LIBOR-BBA —	3.11% — Semiannually	43,944
				Quarterly
3,819,000	41,291 E	(43)	3/7/28	3 month USD-LIBOR-BBA —	3.05125% —	41,248
				Quarterly	Semiannually
29,226,000	16,863	(71)	4/25/19	3 month USD-LIBOR-BBA —	2.547% — Semiannually	(17,916)
				Quarterly
73,065,000	40,332	(177)	4/26/19	3 month USD-LIBOR-BBA —	2.55% — Semiannually	(45,148)
				Quarterly
14,613,000	9,002	(35)	5/1/19	3 month USD-LIBOR-BBA —	2.5371% — Semiannually	(10,163)
				Quarterly
1,580,000	157,264	(54)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	158,773
				Quarterly
6,925,000	266,931	(92)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-	(270,481)
					BBA — Quarterly
9,328,700	289,908	(132)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(290,040)
					BBA — Quarterly
5,149,400	161,964 E	(73)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	161,891
				Quarterly
580,600	13,734 E	(12,216)	3/18/49	3 month USD-LIBOR-BBA —	2.95% — Semiannually	1,517
				Quarterly
28,446,500	333,450 E	220,528	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-	(112,922)
					BBA — Quarterly
102,463,800	1,087,961 E	685,581	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-	(402,375)
					BBA — Quarterly
164,742,100	400,488 E	302,681	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-	(97,807)
					BBA — Quarterly
22,478,000	133,946 E	(46,303)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-	(180,250)
					BBA — Quarterly

28 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$16,807,000	$271,030 E	$(71,091)	3/20/29	3 month USD-LIBOR-BBA —	2.90% — Semiannually	$199,938
					Quarterly
	2,764,000	14,008	(37)	12/28/28	2.7705% — Semiannually	3 month USD-LIBOR-	(13,819)
						BBA — Quarterly
	2,678,000	187	(36)	1/3/29	2.7125% — Semiannually	3 month USD-LIBOR-	152
						BBA — Quarterly
AUD	4,194,000	34,435	(13)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-	(35,725)
						BBSW — Semiannually
AUD	4,194,000	37,315	(13)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-	(38,442)
						BBSW — Semiannually
AUD	4,857,000	83,477 E	(42)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-	(83,519)
						BBSW — Semiannually
AUD	36,579,000	139,205 E	15,530	3/20/24	2.35% — Semiannually	6 month AUD-BBR-	(123,676)
						BBSW — Semiannually
AUD	6,000	49 E	(12)	3/20/29	6 month AUD-BBR-BBSW —	2.70% — Semiannually	36
					Semiannually
BRL	7,491,718	193,193	(21)	1/2/23	Brazil Cetip DI Interbank	0.00% — At maturity	192,171
					Deposit Rate — At maturity
BRL	3,805,921	102,292	(15)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank	(101,884)
						Deposit Rate — At
						maturity
BRL	4,135,315	69,730	—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank	(68,884)
						Deposit Rate — At
						maturity
CAD	4,114,000	25,741	(13)	11/2/22	3 month CAD-BA-CDOR —	2.02% — Semiannually	(26,719)
					Semiannually
CAD	4,114,000	22,405	(13)	11/14/22	3 month CAD-BA-CDOR —	2.0525% — Semiannually	(23,077)
					Semiannually
CAD	26,333,000	96,019 E	34,037	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR —	(61,983)
						Semiannually
CAD	4,474,000	18,981 E	(13,876)	3/20/29	3 month CAD-BA-CDOR —	2.55% — Semiannually	5,106
					Semiannually
CHF	8,464,000	25,946 E	(33)	9/21/21	—	0.046% plus 6 month	(25,979)
						CHF-LIBOR-BBA —
						Semiannually
CHF	2,678,000	2,790 E	(4,683)	3/20/24	—	0.20% plus 6 month	(7,473)
						CHF-LIBOR-BBA —
						Semiannually
CHF	10,280,000	22,654 E	30,897	3/20/29	6 month CHF-LIBOR-BBA —	0.35% — Annually	53,551
					Semiannually
EUR	3,103,000	8,092 E	(12)	2/18/20	—	0.124% plus 1 Day Euribor	(8,104)
						rate — Annually
EUR	3,103,000	8,817 E	(12)	2/18/20	—	0.104% plus 1 Day Euribor	(8,829)
						rate — Annually
EUR	9,970,000	93,624	(88)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-	(114,293)
						REUTERS — Semiannually
EUR	2,872,000	66,444 E	(24)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-	(66,468)
						REUTERS — Semiannually
EUR	5,039,000	71,949	(50)	1/24/23	6 month EUR-EURIBOR-	0.378% — Annually	99,894
					REUTERS — Semiannually
EUR	1,294,000	34,623	(21)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-	(50,375)
						REUTERS — Semiannually
EUR	6,256,000	7,103	(29)	1/24/20	—	0.14% plus 6 month EUR-	(6,115)
						EURIBOR-REUTERS —
						Semiannually
EUR	6,293,000	8,429	(30)	1/30/20	—	0.1249% plus 6 month	(8,317)
						EUR-EURIBOR-
						REUTERS — Semiannually
EUR	5,063,000	87,420	(51)	1/30/23	6 month EUR-EURIBOR-	0.4419% — Annually	118,342
					REUTERS — Semiannually

Putnam VT Diversified Income Fund 29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	1,297,000	$37,610	$(21)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-	$(53,389)
						REUTERS — Semiannually
EUR	13,299,000	265,724	(154)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-	(338,162)
						REUTERS — Semiannually
EUR	2,609,000	78,845 E	(36)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-	(78,881)
						REUTERS — Semiannually
EUR	7,598,000	27,875 E	(33)	9/21/21	6 month EUR-EURIBOR-	0.354% — Annually	27,841
					REUTERS — Semiannually
EUR	2,003,000	3,270	(9)	10/23/20	—	0.119% plus 6 month	(3,928)
						EUR-EURIBOR-
						REUTERS — Annually
EUR	1,612,000	19,293	(15)	10/23/23	6 month EUR-EURIBOR-	0.385% — Annually	21,546
					REUTERS — Semiannually
EUR	413,000	10,115	(6)	10/23/28	1.009% — Annually	6 month EUR-EURIBOR-	(11,256)
						REUTERS — Semiannually
EUR	35,331,000	105,654 E	(6,396)	3/20/24	6 month EUR-EURIBOR-	0.30% — Annually	99,257
					REUTERS — Semiannually
EUR	32,569,000	181,915 E	(6,768)	3/20/29	6 month EUR-EURIBOR-	0.90% — Annually	175,148
					REUTERS — Semiannually
GBP	1,405,000	53,739 E	(26)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-	(53,765)
						BBA — Semiannually
GBP	6,390,000	14,270	(20)	9/15/19	6 month GBP-LIBOR-BBA —	0.766% — Semiannually	(17,318)
					Semiannually
GBP	1,278,000	38,353 E	(16)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-	(38,369)
						BBA — Semiannually
GBP	6,390,000	17,527	7,934	12/20/19	6 month GBP-LIBOR-BBA —	0.85% — Semiannually	(10,081)
					Semiannually
GBP	5,169,000	25,174 E	(12,625)	3/20/24	6 month GBP-LIBOR-BBA —	1.40% — Semiannually	12,549
					Semiannually
GBP	10,600,000	128,447 E	(72,969)	3/20/29	6 month GBP-LIBOR-BBA —	1.55% — Semiannually	55,478
					Semiannually
HKD	230,532,000	24,848	(56)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-	33,467
						HKAB — Quarterly
HKD	57,721,000	5,978	(18)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-	7,967
						HKAB — Quarterly
HKD	230,883,000	23,794	(71)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-	31,681
						HKAB — Quarterly
HKD	288,458,000	29,691	(88)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-	40,967
						HKAB — Quarterly
HKD	115,441,000	12,457	(35)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-	17,124
						HKAB — Quarterly
JPY	308,000,000	9,018	(11)	12/19/22	6 month JPY-LIBOR-BBA —	0.09% — Semiannually	9,100
					Semiannually
JPY	155,000,000	19,709	(10)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-	(19,866)
						BBA — Semiannually
JPY	308,000,000	14,093	(22)	1/15/23	6 month JPY-LIBOR-BBA —	0.135% — Semiannually	15,586
					Semiannually
JPY	155,000,000	29,027	(18)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-	(31,271)
						BBA — Semiannually
JPY	308,000,000	15,745	(23)	2/16/23	6 month JPY-LIBOR-BBA —	0.148% — Semiannually	16,947
					Semiannually
JPY	155,000,000	28,972	(19)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-	(30,745)
						BBA — Semiannually
MXN	33,655,000	113,655	—	10/6/21	1 month MXN-TIIE-BANXICO —	5.93% — 28 Days	(116,689)
					28 Days
MXN	7,880,000	14,348	(5)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-	14,405
						BANXICO — 28 Days
MXN	9,640,000	15,317	(6)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-	15,338
						BANXICO — 28 Days
MXN	38,360,000	60,006	(16)	6/26/23	1 month MXN-TIIE-BANXICO —	7.77% — 28 Days	(60,490)
					28 Days

30 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
NOK	143,171,000	$18,479 E	$(20,655)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-	$(39,134)
						NIBR — Semiannually
NOK	29,173,000	9,106 E	4,363	3/20/29	6 month NOK-NIBOR-NIBR —	2.15% — Annually	13,469
					Semiannually
NZD	22,095,000	74,863 E	(8,606)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA —	(83,468)
						Quarterly
NZD	25,000	102 E	41	3/20/29	3 month NZD-BBR-FRA —	2.75% — Semiannually	143
					Quarterly
SEK	63,093,000	6,585	(17)	11/10/19	—	0.245% plus 3 month SEK-	4,352
						STIBOR-SIDE — Quarterly
SEK	12,926,000	14,201	(11)	11/10/27	3 month SEK-STIBOR-SIDE —	1.125% — Annually	17,306
					Quarterly
SEK	63,093,000	6,642	(17)	11/10/19	—	0.246% plus 3 month SEK-	4,418
						STIBOR-SIDE — Quarterly
SEK	12,926,000	14,826	(11)	11/10/27	3 month SEK-STIBOR-SIDE —	1.13% — Annually	17,941
					Quarterly
SEK	63,093,000	5,140	(17)	11/13/19	—	0.2225% plus 3 month	2,731
						SEK-STIBOR-SIDE —
						Quarterly
SEK	12,926,000	18,449	(11)	11/13/27	3 month SEK-STIBOR-SIDE —	1.16% — Annually	21,560
					Quarterly
SEK	12,926,000	18,136	(11)	11/13/27	3 month SEK-STIBOR-SIDE —	1.1575% — Annually	21,241
					Quarterly
SEK	63,093,000	5,602	(17)	11/13/19	—	0.23% plus 3 month SEK-	3,264
						STIBOR-SIDE — Quarterly
SEK	12,938,000	38,169	(21)	1/24/28	3 month SEK-STIBOR-SIDE —	1.3325% — Annually	57,988
					Quarterly
SEK	49,865,000	56,847	(50)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-	(94,567)
						SIDE — Quarterly
SEK	61,637,000	132	(29)	1/24/20	0.0925% plus 3 month SEK-	—	94
					STIBOR-SIDE — Quarterly
SEK	60,709,000	685	(29)	1/30/20	0.085% plus 3 month SEK-	—	997
					STIBOR-SIDE — Quarterly
SEK	49,156,000	69,966	(50)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-	(109,287)
						SIDE — Quarterly
SEK	12,802,000	43,465	(22)	1/30/28	3 month SEK-STIBOR-SIDE —	1.3775% — Annually	63,220
					Quarterly
SEK	18,659,000	28,914	(19)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-	(43,971)
						SIDE — Quarterly
SEK	20,803,000	540	(9)	10/23/20	3 month SEK-STIBOR-SIDE —	0.035% — Annually	3,036
					Quarterly
SEK	16,950,000	17,407	(15)	10/23/23	0.6625% — Annually	3 month SEK-STIBOR-	(21,681)
						SIDE — Quarterly
SEK	4,315,000	10,053	(6)	10/23/28	3 month SEK-STIBOR-SIDE —	1.325% — Annually	11,726
					Quarterly
SEK	157,185,000	16,547 E	(26,298)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-	(9,752)
						SIDE — Quarterly
SEK	9,331,000	2,451 E	3,201	3/20/29	3 month SEK-STIBOR-SIDE —	1.15% — Annually	750
					Quarterly
ZAR	27,700,000	10,616	(15)	1/25/21	3 month ZAR-JIBAR-SAFEX —	7.06% — Quarterly	(10,475)
					Quarterly
ZAR	10,610,000	9,859	(12)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-	8,594
						SAFEX — Quarterly
Total			$999,826				$(1,529,071)

E Extended effective date.

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$627,554	$632,078	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$4,981
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
109,320	110,108	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	868
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
94,510	95,191	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	750
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
522,610	524,337	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	2,216
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
8,433,452	8,476,930	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	53,117
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
1,010,265	1,010,861	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	1,755
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
126,420	126,401	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	125
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
311,448	313,899	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(2,935)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
5,231,561	5,277,877	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(55,170)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
135,378	129,577	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	4,758
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
101,839	96,295	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(4,720)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
82,236	78,463	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	3,075
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
178,599	168,222	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	8,670
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
83,474	81,358	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(1,312)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
63,733	62,118	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(1,001)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
50,230	48,957	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(789)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
54,566	53,289	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(670)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
93,465	91,474	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(935)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
13,408	13,122	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(134)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
8,320	8,142	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(83)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

32 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A.
$787,731	$791,792	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$4,961
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
503,374	505,969	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	3,170
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
305,035	306,607	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	1,921
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
330,840	332,546	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	2,084
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
216,481	210,995	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(3,401)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
113,499	110,623	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1,783)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
355,618	358,766	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,750)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
193,877	181,615	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(10,817)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
172,871	165,464	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(6,076)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
100,715	95,778	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(4,175)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
89,833	85,984	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(3,157)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
72,134	69,044	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(2,535)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
65,693	62,472	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(2,723)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
50,408	47,937	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(2,089)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
475,993	454,357	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(17,779)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
195,006	186,142	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(7,284)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
193,928	185,030	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	7,251
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
125,721	118,417	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	6,103
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$138,516	$130,468	$ —	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	$6,724
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
116,087	113,145	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(1,824)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
Deutsche Bank AG
355,618	358,766	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,750)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
16,003	16,144	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(169)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
42,642	43,019	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(450)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
93,560	94,388	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(987)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
173,897	175,437	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,834)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
208,651	210,498	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,200)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
249,062	251,267	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,627)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
341,199	344,220	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,598)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
137,028	134,700	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,333
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
207,807	197,621	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(8,613)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
165,902	157,769	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(6,876)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
101,829	96,837	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(4,221)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
126,738	121,308	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	4,454
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
348,297	332,465	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(13,009)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
329,135	311,219	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(15,255)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
284,515	269,029	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(13,187)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
252,769	239,011	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(11,715)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

34 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$252,769	$239,011	$ —	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	$(11,715)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
193,549	184,751	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(7,229)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
461,599	440,419	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	17,259
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
183,883	173,199	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	8,926
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
100,205	97,859	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,230)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
76,878	75,078	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(943)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
39,259	38,339	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(482)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
38,443	37,542	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(472)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
14,655	14,311	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(180)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
52,582	51,462	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(526)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
38,770	37,945	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(388)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
2,750	2,691	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(28)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
384,873	367,213	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(14,390)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
292,197	278,789	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(10,925)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
60,693	57,908	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(2,269)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
183,883	173,199	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	8,926
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
419,227	408,603	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	6,587
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
72,722	69,606	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	2,556
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$692,353	$658,415	$—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	$28,697
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
159,862	153,024	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(5,539)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,221,027	1,154,565	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	56,593
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		247,860
Upfront premium (paid)		—		Unrealized (depreciation)		(279,949)
Total		$—		Total		$(32,089)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	6,295,000	$155,675	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	$155,677
						excluding tobacco — At
						maturity
EUR	3,935,000	89,255	(92)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP	89,160
						excluding tobacco — At
						maturity
EUR	3,148,000	84,504	(76)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP	84,428
						excluding tobacco — At
						maturity
EUR	2,361,000	51,316	(57)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP	51,259
						excluding tobacco — At
						maturity
EUR	2,361,000	23,475	(31)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP	(23,506)
						excluding tobacco — At
						maturity
EUR	3,148,000	39,646	(41)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP	(39,687)
						excluding tobacco — At
						maturity
EUR	3,935,000	42,795	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP	(42,846)
						excluding tobacco — At
						maturity
EUR	6,295,000	62,821	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	(62,821)
						excluding tobacco — At
						maturity
EUR	5,099,000	98,242	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP	(98,302)
						excluding tobacco — At
						maturity
EUR	5,099,000	99,399	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP	(99,459)
						excluding tobacco — At
						maturity
EUR	5,099,000	99,790	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP	(99,850)
						excluding tobacco — At
						maturity
EUR	5,099,000	100,176	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP	(100,236)
						excluding tobacco — At
						maturity
GBP	883,000	19,647	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	(19,668)
						Price Index — At maturity
GBP	1,892,000	45,248	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	(45,292)
						Price Index — At maturity
GBP	2,460,000	49,014	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	(49,071)
						Price Index — At maturity

36 Putnam VT Diversified Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
GBP	3,532,000	$104,525	$(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	$(104,608)
						Price Index — At maturity
GBP	3,154,000	51,779	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail	51,712
						Price Index — At maturity
	$2,833,000	62,550	(31)	12/6/27	2.19% — At maturity	USA Non Revised	62,519
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	62,502	(31)	12/21/27	2.1939% — At maturity	USA Non Revised	62,471
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,544,000	28,317	—	7/3/27	2.085% — At maturity	USA Non Revised	28,317
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,927,000	22,201	—	7/5/27	2.05% — At maturity	USA Non Revised	22,201
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,927,000	2,544	—	7/5/22	(1.89%) — At maturity	USA Non Revised	(2,544)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,544,000	6,586	—	7/3/22	(1.9225%) — At maturity	USA Non Revised	(6,586)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	29,647	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised	(29,665)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	31,262	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised	(31,279)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
Total			$(957)				$(247,676)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$5,468	$80,000	$12,904	5/11/63	300 bp — Monthly	$(7,389)
CMBX NA BBB–.6 Index	BBB–/P	10,546	175,000	28,228	5/11/63	300 bp — Monthly	(17,579)
CMBX NA BBB–.6 Index	BBB–/P	21,545	349,000	56,294	5/11/63	300 bp — Monthly	(34,545)
CMBX NA BBB–.6 Index	BBB–/P	20,577	361,000	58,229	5/11/63	300 bp — Monthly	(37,442)
Citigroup Global Markets, Inc.
CMBX NA BBB–.6 Index	BBB–/P	7,274	51,000	8,226	5/11/63	300 bp — Monthly	(922)
CMBX NA BBB–.6 Index	BBB–/P	42,022	296,000	47,745	5/11/63	300 bp — Monthly	(5,550)
CMBX NA BB.6 Index	BB/P	111,251	452,000	127,057	5/11/63	500 bp — Monthly	(15,366)
CMBX NA BB.6 Index	BB/P	146,290	772,000	217,009	5/11/63	500 bp — Monthly	(69,969)
CMBX NA BB.7 Index	BB/P	28,277	220,000	40,040	1/17/47	500 bp — Monthly	(11,549)
CMBX NA BBB–.6 Index	BBB–/P	691	7,000	1,129	5/11/63	300 bp — Monthly	(434)
CMBX NA BBB–.6 Index	BBB–/P	1,359	10,000	1,613	5/11/63	300 bp — Monthly	(248)
CMBX NA BBB–.6 Index	BBB–/P	1,805	17,000	2,742	5/11/63	300 bp — Monthly	(927)
CMBX NA BBB–.6 Index	BBB–/P	1,822	17,000	2,742	5/11/63	300 bp — Monthly	(910)
CMBX NA BBB–.6 Index	BBB–/P	3,560	21,000	3,387	5/11/63	300 bp — Monthly	184
CMBX NA BBB–.6 Index	BBB–/P	4,583	48,000	7,742	5/11/63	300 bp — Monthly	(3,132)
CMBX NA BBB–.6 Index	BBB–/P	6,848	52,000	8,388	5/11/63	300 bp — Monthly	(1,509)

Putnam VT Diversified Income Fund 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6 Index	BBB–/P	$4,964	$52,000	$8,388	5/11/63	300 bp — Monthly	$(3,393)
CMBX NA BBB–.6 Index	BBB–/P	8,470	77,000	12,420	5/11/63	300 bp — Monthly	(3,905)
CMBX NA BBB–.6 Index	BBB–/P	10,983	96,000	15,485	5/11/63	300 bp — Monthly	(4,446)
CMBX NA BBB–.6 Index	BBB–/P	12,651	115,000	18,550	5/11/63	300 bp — Monthly	(5,832)
CMBX NA BBB–.6 Index	BBB–/P	11,961	121,000	19,517	5/11/63	300 bp — Monthly	(7,486)
CMBX NA BBB–.6 Index	BBB–/P	13,010	128,000	20,646	5/11/63	300 bp — Monthly	(7,562)
CMBX NA BBB–.6 Index	BBB–/P	14,353	139,000	22,421	5/11/63	300 bp — Monthly	(7,986)
CMBX NA BBB–.6 Index	BBB–/P	23,393	159,000	25,647	5/11/63	300 bp — Monthly	(2,161)
CMBX NA BBB–.6 Index	BBB–/P	23,530	159,000	25,647	5/11/63	300 bp — Monthly	(2,024)
CMBX NA BBB–.6 Index	BBB–/P	22,059	191,000	30,808	5/11/63	300 bp — Monthly	(8,638)
CMBX NA BBB–.6 Index	BBB–/P	21,495	192,000	30,970	5/11/63	300 bp — Monthly	(9,363)
CMBX NA BBB–.6 Index	BBB–/P	22,726	206,000	33,228	5/11/63	300 bp — Monthly	(10,382)
Credit Suisse International
CMBX NA BBB–.6 Index	BBB–/P	30,050	206,000	33,228	5/11/63	300 bp — Monthly	(3,058)
CMBX NA BBB–.6 Index	BBB–/P	38,606	249,000	40,164	5/11/63	300 bp — Monthly	(1,412)
CMBX NA BBB–.6 Index	BBB–/P	36,892	264,000	42,583	5/11/63	300 bp — Monthly	(5,537)
CMBX NA BBB–.6 Index	BBB–/P	60,099	412,000	66,456	5/11/63	300 bp — Monthly	(6,116)
CMBX NA BBB–.6 Index	BBB–/P	2,141	22,000	3,549	5/11/63	300 bp — Monthly	(1,395)
CMBX NA BBB–.6 Index	BBB–/P	3,132	28,000	4,516	5/11/63	300 bp — Monthly	(1,368)
CMBX NA BBB–.6 Index	BBB–/P	2,902	29,000	4,678	5/11/63	300 bp — Monthly	(1,759)
CMBX NA BBB–.6 Index	BBB–/P	4,847	48,000	7,742	5/11/63	300 bp — Monthly	(2,868)
CMBX NA BBB–.6 Index	BBB–/P	6,647	58,000	9,355	5/11/63	300 bp — Monthly	(2,674)
CMBX NA BBB–.6 Index	BBB–/P	7,872	83,000	13,388	5/11/63	300 bp — Monthly	(5,467)
CMBX NA BBB–.6 Index	BBB–/P	9,021	92,000	14,840	5/11/63	300 bp — Monthly	(5,765)
CMBX NA BBB–.6 Index	BBB–/P	10,597	100,000	16,130	5/11/63	300 bp — Monthly	(5,475)
CMBX NA BBB–.6 Index	BBB–/P	9,870	104,000	16,775	5/11/63	300 bp — Monthly	(6,845)
CMBX NA BBB–.6 Index	BBB–/P	12,827	114,000	18,388	5/11/63	300 bp — Monthly	(5,495)
CMBX NA BBB–.6 Index	BBB–/P	14,033	127,000	20,485	5/11/63	300 bp — Monthly	(6,378)
CMBX NA BBB–.6 Index	BBB–/P	16,463	130,000	20,969	5/11/63	300 bp — Monthly	(4,430)
CMBX NA BBB–.6 Index	BBB–/P	20,591	150,000	24,195	5/11/63	300 bp — Monthly	(3,517)
CMBX NA BBB–.6 Index	BBB–/P	19,062	160,000	25,808	5/11/63	300 bp — Monthly	(6,653)
CMBX NA BBB–.6 Index	BBB–/P	17,701	161,000	25,969	5/11/63	300 bp — Monthly	(8,174)
CMBX NA BBB–.6 Index	BBB–/P	16,094	168,000	27,098	5/11/63	300 bp — Monthly	(10,907)
CMBX NA BBB–.6 Index	BBB–/P	20,883	189,000	30,486	5/11/63	300 bp — Monthly	(9,492)
CMBX NA BBB–.6 Index	BBB–/P	48,130	319,000	51,455	5/11/63	300 bp — Monthly	(3,138)
CMBX NA BBB–.6 Index	BBB–/P	120,552	799,000	128,879	5/11/63	300 bp — Monthly	(7,861)
CMBX NA BBB–.6 Index	BBB–/P	114,424	1,052,000	169,688	5/11/63	300 bp — Monthly	(54,650)
CMBX NA BBB–.6 Index	BBB–/P	274,141	2,564,000	413,573	5/11/63	300 bp — Monthly	(137,932)
CMBX NA BBB–.7 Index	BBB–/P	34,676	528,000	44,933	1/17/47	300 bp — Monthly	(9,949)
CMBX NA BBB–.7 Index	BBB–/P	236,084	3,194,000	271,809	1/17/47	300 bp — Monthly	(33,862)
Goldman Sachs International
CMBX NA BBB–.6 Index	BBB–/P	13,478	87,000	14,033	5/11/63	300 bp — Monthly	(504)
CMBX NA BBB–.6 Index	BBB–/P	6,209	59,000	9,517	5/11/63	300 bp — Monthly	(3,274)
CMBX NA BBB–.6 Index	BBB–/P	6,856	62,000	10,001	5/11/63	300 bp — Monthly	(3,109)
CMBX NA BBB–.6 Index	BBB–/P	5,978	69,000	11,130	5/11/63	300 bp — Monthly	(5,111)
CMBX NA BBB–.6 Index	BBB–/P	8,842	79,000	12,743	5/11/63	300 bp — Monthly	(3,855)
CMBX NA BBB–.6 Index	BBB–/P	9,574	87,000	14,033	5/11/63	300 bp — Monthly	(4,408)
CMBX NA BBB–.6 Index	BBB–/P	8,117	94,000	15,162	5/11/63	300 bp — Monthly	(6,990)
CMBX NA BBB–.6 Index	BBB–/P	16,293	98,000	15,807	5/11/63	300 bp — Monthly	542
CMBX NA BBB–.6 Index	BBB–/P	13,886	102,000	16,453	5/11/63	300 bp — Monthly	(2,507)
CMBX NA BBB–.6 Index	BBB–/P	8,608	102,000	16,453	5/11/63	300 bp — Monthly	(7,786)
CMBX NA BBB–.6 Index	BBB–/P	8,150	103,000	16,614	5/11/63	300 bp — Monthly	(8,404)
CMBX NA BBB–.6 Index	BBB–/P	16,916	113,000	18,227	5/11/63	300 bp — Monthly	(1,245)

38 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$16,910	$115,000	$18,550	5/11/63	300 bp — Monthly	$(1,572)
CMBX NA BBB–.6 Index	BBB–/P	13,259	119,000	19,195	5/11/63	300 bp — Monthly	(5,866)
CMBX NA BBB–.6 Index	BBB–/P	13,309	123,000	19,840	5/11/63	300 bp — Monthly	(6,459)
CMBX NA BBB–.6 Index	BBB–/P	13,360	123,000	19,840	5/11/63	300 bp — Monthly	(6,408)
CMBX NA BBB–.6 Index	BBB–/P	10,857	131,000	21,130	5/11/63	300 bp — Monthly	(10,197)
CMBX NA BBB–.6 Index	BBB–/P	13,452	134,000	21,614	5/11/63	300 bp — Monthly	(8,084)
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	23,066	5/11/63	300 bp — Monthly	(7,026)
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	23,066	5/11/63	300 bp — Monthly	(7,026)
CMBX NA BBB–.6 Index	BBB–/P	12,743	151,000	24,356	5/11/63	300 bp — Monthly	(11,526)
CMBX NA BBB–.6 Index	BBB–/P	21,242	153,000	24,679	5/11/63	300 bp — Monthly	(3,348)
CMBX NA BBB–.6 Index	BBB–/P	17,887	160,000	25,808	5/11/63	300 bp — Monthly	(7,828)
CMBX NA BBB–.6 Index	BBB–/P	25,922	172,000	27,744	5/11/63	300 bp — Monthly	(1,721)
CMBX NA BBB–.6 Index	BBB–/P	20,787	192,000	30,970	5/11/63	300 bp — Monthly	(10,071)
CMBX NA BBB–.6 Index	BBB–/P	14,034	206,000	33,228	5/11/63	300 bp — Monthly	(19,074)
CMBX NA BBB–.6 Index	BBB–/P	31,126	222,000	35,809	5/11/63	300 bp — Monthly	(4,553)
CMBX NA BBB–.6 Index	BBB–/P	11,031	228,000	36,776	5/11/63	300 bp — Monthly	(25,613)
CMBX NA BBB–.6 Index	BBB–/P	11,359	229,000	36,938	5/11/63	300 bp — Monthly	(25,445)
CMBX NA BBB–.6 Index	BBB–/P	11,164	229,000	36,938	5/11/63	300 bp — Monthly	(25,640)
CMBX NA BBB–.6 Index	BBB–/P	28,369	233,000	37,583	5/11/63	300 bp — Monthly	(9,078)
CMBX NA BBB–.6 Index	BBB–/P	12,206	234,000	37,744	5/11/63	300 bp — Monthly	(25,402)
CMBX NA BBB–.6 Index	BBB–/P	27,427	236,000	38,067	5/11/63	300 bp — Monthly	(10,502)
CMBX NA BBB–.6 Index	BBB–/P	32,901	315,000	50,810	5/11/63	300 bp — Monthly	(17,724)
CMBX NA BBB–.6 Index	BBB–/P	42,332	384,000	61,939	5/11/63	300 bp — Monthly	(19,383)
CMBX NA BBB–.7 Index	BBB–/P	165,569	2,240,000	190,624	1/17/47	300 bp — Monthly	(23,748)
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	27,963	132,000	37,105	5/11/63	500 bp — Monthly	(9,014)
CMBX NA BB.6 Index	BB/P	30,266	143,000	40,197	5/11/63	500 bp — Monthly	(9,792)
CMBX NA BBB–.6 Index	BBB–/P	5,682	39,000	6,291	5/11/63	300 bp — Monthly	(586)
CMBX NA BB.6 Index	BB/P	67,995	323,000	90,795	5/11/63	500 bp — Monthly	(22,486)
CMBX NA BBB–.6 Index	BBB–/P	1,588	13,000	2,097	5/11/63	300 bp — Monthly	(501)
CMBX NA BBB–.6 Index	BBB–/P	1,696	14,000	2,258	5/11/63	300 bp — Monthly	(554)
CMBX NA BBB–.6 Index	BBB–/P	2,468	22,000	3,549	5/11/63	300 bp — Monthly	(1,068)
CMBX NA BBB–.6 Index	BBB–/P	3,065	31,000	5,000	5/11/63	300 bp — Monthly	(1,917)
CMBX NA BBB–.6 Index	BBB–/P	3,066	32,000	5,162	5/11/63	300 bp — Monthly	(2,077)
CMBX NA BBB–.6 Index	BBB–/P	3,626	36,000	5,807	5/11/63	300 bp — Monthly	(2,160)
CMBX NA BBB–.6 Index	BBB–/P	3,856	39,000	6,291	5/11/63	300 bp — Monthly	(2,412)
CMBX NA BBB–.6 Index	BBB–/P	4,295	42,000	6,775	5/11/63	300 bp — Monthly	(2,455)
CMBX NA BBB–.6 Index	BBB–/P	5,113	44,000	7,097	5/11/63	300 bp — Monthly	(1,959)
CMBX NA BBB–.6 Index	BBB–/P	5,087	45,000	7,259	5/11/63	300 bp — Monthly	(2,146)
CMBX NA BBB–.6 Index	BBB–/P	6,331	49,000	7,904	5/11/63	300 bp — Monthly	(1,544)
CMBX NA BBB–.6 Index	BBB–/P	5,697	50,000	8,065	5/11/63	300 bp — Monthly	(2,339)
CMBX NA BBB–.6 Index	BBB–/P	6,094	51,000	8,226	5/11/63	300 bp — Monthly	(2,102)
CMBX NA BBB–.6 Index	BBB–/P	8,667	58,000	9,355	5/11/63	300 bp — Monthly	(654)
CMBX NA BBB–.6 Index	BBB–/P	5,880	61,000	9,839	5/11/63	300 bp — Monthly	(3,924)
CMBX NA BBB–.6 Index	BBB–/P	8,071	62,000	10,001	5/11/63	300 bp — Monthly	(1,894)
CMBX NA BBB–.6 Index	BBB–/P	7,875	63,000	10,162	5/11/63	300 bp — Monthly	(2,250)
CMBX NA BBB–.6 Index	BBB–/P	9,483	73,000	11,775	5/11/63	300 bp — Monthly	(2,249)
CMBX NA BBB–.6 Index	BBB–/P	9,615	73,000	11,775	5/11/63	300 bp — Monthly	(2,117)
CMBX NA BBB–.6 Index	BBB–/P	8,497	75,000	12,098	5/11/63	300 bp — Monthly	(3,557)
CMBX NA BBB–.6 Index	BBB–/P	7,555	75,000	12,098	5/11/63	300 bp — Monthly	(4,499)
CMBX NA BBB–.6 Index	BBB–/P	8,391	78,000	12,581	5/11/63	300 bp — Monthly	(4,145)
CMBX NA BBB–.6 Index	BBB–/P	9,203	80,000	12,904	5/11/63	300 bp — Monthly	(3,654)
CMBX NA BBB–.6 Index	BBB–/P	7,738	82,000	13,227	5/11/63	300 bp — Monthly	(5,440)
CMBX NA BBB–.6 Index	BBB–/P	10,671	90,000	14,517	5/11/63	300 bp — Monthly	(3,793)

Putnam VT Diversified Income Fund 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$10,040	$90,000	$14,517	5/11/63	300 bp — Monthly	$(4,425)
CMBX NA BBB–.6 Index	BBB–/P	10,298	94,000	15,162	5/11/63	300 bp — Monthly	(4,810)
CMBX NA BBB–.6 Index	BBB–/P	11,820	102,000	16,453	5/11/63	300 bp — Monthly	(4,573)
CMBX NA BBB–.6 Index	BBB–/P	16,004	103,000	16,614	5/11/63	300 bp — Monthly	(549)
CMBX NA BBB–.6 Index	BBB–/P	12,484	110,000	17,743	5/11/63	300 bp — Monthly	(5,195)
CMBX NA BBB–.6 Index	BBB–/P	17,763	120,000	19,356	5/11/63	300 bp — Monthly	(1,523)
CMBX NA BBB–.6 Index	BBB–/P	13,475	123,000	19,840	5/11/63	300 bp — Monthly	(6,293)
CMBX NA BBB–.6 Index	BBB–/P	16,286	124,000	20,001	5/11/63	300 bp — Monthly	(3,642)
CMBX NA BBB–.6 Index	BBB–/P	13,688	125,000	20,163	5/11/63	300 bp — Monthly	(6,402)
CMBX NA BBB–.6 Index	BBB–/P	16,923	129,000	20,808	5/11/63	300 bp — Monthly	(3,809)
CMBX NA BBB–.6 Index	BBB–/P	19,342	131,000	21,130	5/11/63	300 bp — Monthly	(1,712)
CMBX NA BBB–.6 Index	BBB–/P	18,919	147,000	23,711	5/11/63	300 bp — Monthly	(4,706)
CMBX NA BBB–.6 Index	BBB–/P	19,568	166,000	26,776	5/11/63	300 bp — Monthly	(7,111)
CMBX NA BBB–.6 Index	BBB–/P	19,893	179,000	28,873	5/11/63	300 bp — Monthly	(8,876)
CMBX NA BBB–.6 Index	BBB–/P	31,972	188,000	30,324	5/11/63	300 bp — Monthly	1,757
CMBX NA BBB–.6 Index	BBB–/P	32,237	188,000	30,324	5/11/63	300 bp — Monthly	2,022
CMBX NA BBB–.6 Index	BBB–/P	21,088	192,000	30,970	5/11/63	300 bp — Monthly	(9,769)
CMBX NA BBB–.6 Index	BBB–/P	27,772	197,000	31,776	5/11/63	300 bp — Monthly	(3,889)
CMBX NA BBB–.6 Index	BBB–/P	23,020	214,000	34,518	5/11/63	300 bp — Monthly	(11,373)
CMBX NA BBB–.6 Index	BBB–/P	34,093	231,000	37,260	5/11/63	300 bp — Monthly	(3,032)
CMBX NA BBB–.6 Index	BBB–/P	35,180	232,000	37,422	5/11/63	300 bp — Monthly	(2,106)
CMBX NA BBB–.6 Index	BBB–/P	31,908	270,000	43,551	5/11/63	300 bp — Monthly	(11,486)
CMBX NA BBB–.6 Index	BBB–/P	29,242	278,000	44,841	5/11/63	300 bp — Monthly	(15,438)
CMBX NA BBB–.6 Index	BBB–/P	31,696	288,000	46,454	5/11/63	300 bp — Monthly	(14,590)
CMBX NA BBB–.6 Index	BBB–/P	43,613	293,000	47,261	5/11/63	300 bp — Monthly	(3,477)
CMBX NA BBB–.6 Index	BBB–/P	33,035	315,000	50,810	5/11/63	300 bp — Monthly	(17,591)
CMBX NA BBB–.6 Index	BBB–/P	55,713	350,000	56,455	5/11/63	300 bp — Monthly	(538)
CMBX NA BBB–.6 Index	BBB–/P	43,002	390,000	62,907	5/11/63	300 bp — Monthly	(19,678)
CMBX NA BBB–.6 Index	BBB–/P	43,848	395,000	63,714	5/11/63	300 bp — Monthly	(19,635)
CMBX NA BBB–.6 Index	BBB–/P	70,494	466,000	75,166	5/11/63	300 bp — Monthly	(4,400)
CMBX NA BBB–.6 Index	BBB–/P	44,560	470,000	75,811	5/11/63	300 bp — Monthly	(30,977)
CMBX NA BBB–.6 Index	BBB–/P	52,979	480,000	77,424	5/11/63	300 bp — Monthly	(24,165)
CMBX NA BBB–.6 Index	BBB–/P	77,596	560,000	90,328	5/11/63	300 bp — Monthly	(12,405)
CMBX NA BBB–.6 Index	BBB–/P	76,092	614,000	99,038	5/11/63	300 bp — Monthly	(22,588)
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	5,558	42,000	6,775	5/11/63	300 bp — Monthly	(1,192)
CMBX NA BBB–.6 Index	BBB–/P	8,248	73,000	11,775	5/11/63	300 bp — Monthly	(3,485)
CMBX NA BBB–.6 Index	BBB–/P	20,458	173,000	27,905	5/11/63	300 bp — Monthly	(7,346)
CMBX NA BBB–.6 Index	BBB–/P	23,614	201,000	32,421	5/11/63	300 bp — Monthly	(8,690)
CMBX NA BBB–.6 Index	BBB–/P	78,425	700,000	112,910	5/11/63	300 bp — Monthly	(34,076)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	30,298	205,000	33,067	5/11/63	300 bp — Monthly	(2,649)
CMBX NA BBB–.6 Index	BBB–/P	30,343	205,000	33,067	5/11/63	300 bp — Monthly	(2,604)
CMBX NA BBB–.6 Index	BBB–/P	30,013	206,000	33,228	5/11/63	300 bp — Monthly	(3,095)
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	35,486	5/11/63	300 bp — Monthly	(4,926)
CMBX NA BBB–.6 Index	BBB–/P	39,598	281,000	45,325	5/11/63	300 bp — Monthly	(5,564)
CMBX NA BBB–.6 Index	BBB–/P	60,891	411,000	66,294	5/11/63	300 bp — Monthly	(5,164)
CMBX NA BBB–.6 Index	BBB–/P	60,834	411,000	66,294	5/11/63	300 bp — Monthly	(5,221)
CMBX NA BBB–.6 Index	BBB–/P	60,246	412,000	66,456	5/11/63	300 bp — Monthly	(5,969)
CMBX NA BBB–.6 Index	BBB–/P	90,712	616,000	99,361	5/11/63	300 bp — Monthly	(8,289)
CMBX NA BBB–.6 Index	BBB–/P	89,899	617,000	99,522	5/11/63	300 bp — Monthly	(9,263)
CMBX NA BBB–.6 Index	BBB–/P	121,341	822,000	132,589	5/11/63	300 bp — Monthly	(10,768)
CMBX NA A.6 Index	A/P	61	6,000	262	5/11/63	200 bp — Monthly	(198)

40 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.6 Index	BB/P	$35,608	$145,000	$40,760	5/11/63	500 bp — Monthly	$(5,011)
CMBX NA BB.6 Index	BB/P	71,706	291,000	81,800	5/11/63	500 bp — Monthly	(9,812)
CMBX NA BBB–.6 Index	BBB–/P	421	4,000	645	5/11/63	300 bp — Monthly	(222)
CMBX NA BBB–.6 Index	BBB–/P	1,116	9,000	1,452	5/11/63	300 bp — Monthly	(331)
CMBX NA BBB–.6 Index	BBB–/P	962	9,000	1,452	5/11/63	300 bp — Monthly	(485)
CMBX NA BBB–.6 Index	BBB–/P	1,693	16,000	2,581	5/11/63	300 bp — Monthly	(878)
CMBX NA BBB–.6 Index	BBB–/P	2,545	21,000	3,387	5/11/63	300 bp — Monthly	(830)
CMBX NA BBB–.6 Index	BBB–/P	2,866	30,000	4,839	5/11/63	300 bp — Monthly	(1,955)
CMBX NA BBB–.6 Index	BBB–/P	3,756	31,000	5,000	5/11/63	300 bp — Monthly	(1,226)
CMBX NA BBB–.6 Index	BBB–/P	3,920	32,000	5,162	5/11/63	300 bp — Monthly	(1,223)
CMBX NA BBB–.6 Index	BBB–/P	4,101	42,000	6,775	5/11/63	300 bp — Monthly	(2,649)
CMBX NA BBB–.6 Index	BBB–/P	8,054	62,000	10,001	5/11/63	300 bp — Monthly	(1,910)
CMBX NA BBB–.6 Index	BBB–/P	8,057	63,000	10,162	5/11/63	300 bp — Monthly	(2,068)
CMBX NA BBB–.6 Index	BBB–/P	7,405	65,000	10,485	5/11/63	300 bp — Monthly	(3,041)
CMBX NA BBB–.6 Index	BBB–/P	9,418	80,000	12,904	5/11/63	300 bp — Monthly	(3,439)
CMBX NA BBB–.6 Index	BBB–/P	12,438	105,000	16,937	5/11/63	300 bp — Monthly	(4,437)
CMBX NA BBB–.6 Index	BBB–/P	15,936	106,000	17,098	5/11/63	300 bp — Monthly	(1,100)
CMBX NA BBB–.6 Index	BBB–/P	19,323	114,000	18,388	5/11/63	300 bp — Monthly	1,001
CMBX NA BBB–.6 Index	BBB–/P	17,877	120,000	19,356	5/11/63	300 bp — Monthly	(1,409)
CMBX NA BBB–.6 Index	BBB–/P	14,904	127,000	20,485	5/11/63	300 bp — Monthly	(5,507)
CMBX NA BBB–.6 Index	BBB–/P	17,414	136,000	21,937	5/11/63	300 bp — Monthly	(4,444)
CMBX NA BBB–.6 Index	BBB–/P	18,117	158,000	25,485	5/11/63	300 bp — Monthly	(7,276)
CMBX NA BBB–.6 Index	BBB–/P	17,993	159,000	25,647	5/11/63	300 bp — Monthly	(7,561)
CMBX NA BBB–.6 Index	BBB–/P	21,251	160,000	25,808	5/11/63	300 bp — Monthly	(4,464)
CMBX NA BBB–.6 Index	BBB–/P	15,340	164,000	26,453	5/11/63	300 bp — Monthly	(11,018)
CMBX NA BBB–.6 Index	BBB–/P	23,629	195,000	31,454	5/11/63	300 bp — Monthly	(7,710)
CMBX NA BBB–.6 Index	BBB–/P	29,442	210,000	33,873	5/11/63	300 bp — Monthly	(4,309)
CMBX NA BBB–.6 Index	BBB–/P	43,512	293,000	47,261	5/11/63	300 bp — Monthly	(3,578)
Upfront premium received		5,064,869	Unrealized appreciation				5,506
Upfront premium (paid)		—	Unrealized (depreciation)				(1,583,756)
Total		$5,064,869	Total				$(1,578,250)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$262	5/11/63	(200 bp) — Monthly	$203
CMBX NA BB.7 Index	(23,815)	118,000	21,476	1/17/47	(500 bp) — Monthly	(2,454)
CMBX NA BB.7 Index	(17,747)	113,000	20,566	1/17/47	(500 bp) — Monthly	2,709
CMBX NA BB.7 Index	(18,452)	113,000	20,566	1/17/47	(500 bp) — Monthly	2,004
CMBX NA BB.7 Index	(3,695)	29,000	5,278	1/17/47	(500 bp) — Monthly	1,555
CMBX NA BB.9 Index	(34,507)	223,000	42,638	9/17/58	(500 bp) — Monthly	7,914
CMBX NA BB.9 Index	(34,352)	223,000	42,638	9/17/58	(500 bp) — Monthly	8,069
CMBX NA BB.9 Index	(33,873)	220,000	42,064	9/17/58	(500 bp) — Monthly	7,977
CMBX NA BB.9 Index	(17,377)	111,000	21,223	9/17/58	(500 bp) — Monthly	3,738
CMBX NA BB.9 Index	(1,117)	7,000	1,338	9/17/58	(500 bp) — Monthly	214

Putnam VT Diversified Income Fund 41

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.7 Index	$(19,645)	$1,113,000	$312,864	5/11/63	(500 bp) — Monthly	$292,139
CMBX NA BB.7 Index	(159,882)	972,000	176,904	1/17/47	(500 bp) — Monthly	16,078
CMBX NA BB.7 Index	(25,825)	140,000	25,480	1/17/47	(500 bp) — Monthly	(481)
CMBX NA BB.9 Index	(54,911)	344,000	65,773	9/17/58	(500 bp) — Monthly	10,527
CMBX NA BB.9 Index	(16,477)	107,000	20,458	9/17/58	(500 bp) — Monthly	3,877
CMBX NA BB.9 Index	(10,010)	64,000	12,237	9/17/58	(500 bp) — Monthly	2,164
CMBX NA BB.9 Index	(7,302)	51,000	9,751	9/17/58	(500 bp) — Monthly	2,400
CMBX NA BB.9 Index	(2,652)	17,000	3,250	9/17/58	(500 bp) — Monthly	582
CMBX NA BB.9 Index	(2,652)	17,000	3,250	9/17/58	(500 bp) — Monthly	582
Goldman Sachs International
CMBX NA BB.6 Index	(51,150)	500,000	140,550	5/11/63	(500 bp) — Monthly	88,914
CMBX NA BB.7 Index	(27,088)	179,000	32,578	1/17/47	(500 bp) — Monthly	5,316
CMBX NA BB.6 Index	(47,339)	324,000	91,076	5/11/63	(500 bp) — Monthly	43,423
CMBX NA BB.7 Index	(74,898)	443,000	80,626	1/17/47	(500 bp) — Monthly	5,297
CMBX NA BB.7 Index	(35,390)	216,000	39,312	1/17/47	(500 bp) — Monthly	3,712
CMBX NA BB.7 Index	(26,396)	130,000	23,660	1/17/47	(500 bp) — Monthly	(2,863)
CMBX NA BB.7 Index	(6,572)	36,000	6,552	1/17/47	(500 bp) — Monthly	(55)
CMBX NA BB.9 Index	(3,025)	19,000	3,633	9/17/58	(500 bp) — Monthly	590
CMBX NA BB.9 Index	(1,438)	9,000	1,721	9/17/58	(500 bp) — Monthly	274
CMBX NA BB.9 Index	(1,264)	8,000	1,530	9/17/58	(500 bp) — Monthly	258
JPMorgan Securities LLC
CMBX NA BB.7 Index	(22,838)	143,000	26,026	1/17/47	(500 bp) — Monthly	3,049
CMBX NA BB.7 Index	(21,102)	132,000	24,024	1/17/47	(500 bp) — Monthly	2,794
CMBX NA BB.7 Index	(12,795)	66,000	12,012	1/17/47	(500 bp) — Monthly	(847)
CMBX NA BB.6 Index	(28,120)	200,000	56,220	5/11/63	(500 bp) — Monthly	27,905
CMBX NA BB.6 Index	(16,094)	111,000	31,202	5/11/63	(500 bp) — Monthly	15,000
CMBX NA BB.6 Index	(9,349)	65,000	18,272	5/11/63	(500 bp) — Monthly	8,860
CMBX NA BB.7 Index	(40,618)	260,000	47,320	1/17/47	(500 bp) — Monthly	6,450
CMBX NA BB.7 Index	(41,089)	253,000	46,046	1/17/47	(500 bp) — Monthly	4,711
CMBX NA BB.7 Index	(29,082)	182,000	33,124	1/17/47	(500 bp) — Monthly	3,865
CMBX NA BB.7 Index	(24,478)	136,000	24,752	1/17/47	(500 bp) — Monthly	142
CMBX NA BB.7 Index	(25,877)	133,000	24,206	1/17/47	(500 bp) — Monthly	(1,801)
CMBX NA BB.7 Index	(21,373)	130,000	23,660	1/17/47	(500 bp) — Monthly	2,160
CMBX NA BB.7 Index	(18,315)	117,000	21,294	1/17/47	(500 bp) — Monthly	2,866
CMBX NA BB.7 Index	(17,747)	113,000	20,566	1/17/47	(500 bp) — Monthly	2,709
CMBX NA BB.7 Index	(15,888)	80,000	14,560	1/17/47	(500 bp) — Monthly	(1,406)
CMBX NA BB.7 Index	(8,850)	45,000	8,190	1/17/47	(500 bp) — Monthly	(704)
CMBX NA BB.7 Index	(6,379)	42,000	7,644	1/17/47	(500 bp) — Monthly	1,224
CMBX NA BB.7 Index	(6,643)	36,000	6,552	1/17/47	(500 bp) — Monthly	(126)
CMBX NA BB.7 Index	(4,613)	34,000	6,188	1/17/47	(500 bp) — Monthly	1,542
CMBX NA BB.9 Index	(5,661)	40,000	7,648	9/17/58	(500 bp) — Monthly	1,948
CMBX NA BB.9 Index	(4,735)	30,000	5,736	9/17/58	(500 bp) — Monthly	972
CMBX NA BB.9 Index	(2,340)	15,000	2,868	9/17/58	(500 bp) — Monthly	513
CMBX NA BB.9 Index	(2,118)	15,000	2,868	9/17/58	(500 bp) — Monthly	735
CMBX NA BB.9 Index	(153)	1,000	191	9/17/58	(500 bp) — Monthly	37
CMBX NA BBB–.7 Index	(70,643)	767,000	65,272	1/17/47	(300 bp) — Monthly	(5,819)
CMBX NA BBB–.7 Index	(37,437)	450,000	38,295	1/17/47	(300 bp) — Monthly	596
CMBX NA BBB–.7 Index	(17,403)	220,000	18,722	1/17/47	(300 bp) — Monthly	1,191
CMBX NA BBB–.7 Index	(15,745)	214,000	18,211	1/17/47	(300 bp) — Monthly	2,341
CMBX NA BBB–.7 Index	(21,984)	197,000	16,765	1/17/47	(300 bp) — Monthly	(5,334)
CMBX NA BBB–.7 Index	(11,268)	168,000	14,297	1/17/47	(300 bp) — Monthly	2,931
CMBX NA BBB–.7 Index	(10,662)	118,000	10,042	1/17/47	(300 bp) — Monthly	(690)
CMBX NA BBB–.7 Index	(10,092)	118,000	10,042	1/17/47	(300 bp) — Monthly	(119)

42 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	$(6,133)	$114,000	$9,701	1/17/47	(300 bp) — Monthly	$3,502
CMBX NA BBB–.7 Index	(10,790)	103,000	8,765	1/17/47	(300 bp) — Monthly	(2,085)
CMBX NA BBB–.7 Index	(6,329)	74,000	6,297	1/17/47	(300 bp) — Monthly	(75)
Merrill Lynch International
CMBX NA BB.7 Index	(77,719)	448,000	81,536	1/17/47	(500 bp) — Monthly	3,381
CMBX NA BB.9 Index	(37,694)	241,000	46,079	9/17/58	(500 bp) — Monthly	8,151
CMBX NA BB.9 Index	(7,219)	46,000	8,795	9/17/58	(500 bp) — Monthly	1,532
CMBX NA BB.9 Index	(6,736)	46,000	8,795	9/17/58	(500 bp) — Monthly	2,015
CMBX NA BB.9 Index	(6,483)	44,000	8,413	9/17/58	(500 bp) — Monthly	1,887
CMBX NA BB.9 Index	(6,732)	44,000	8,413	9/17/58	(500 bp) — Monthly	1,638
CMBX NA BBB–.7 Index	(20,241)	247,000	21,020	1/17/47	(300 bp) — Monthly	635
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(5,502)	54,000	4,595	1/17/47	(300 bp) — Monthly	(938)
CMBX NA BB.7 Index	(58,522)	291,000	52,962	1/17/47	(500 bp) — Monthly	(5,843)
CMBX NA BB.7 Index	(50,136)	260,000	47,320	1/17/47	(500 bp) — Monthly	(3,068)
CMBX NA BB.7 Index	(46,015)	228,000	41,496	1/17/47	(500 bp) — Monthly	(4,741)
CMBX NA BB.7 Index	(15,718)	84,000	15,288	1/17/47	(500 bp) — Monthly	(512)
CMBX NA BB.9 Index	(4,610)	32,000	6,118	9/17/58	(500 bp) — Monthly	1,477
CMBX NA BB.9 Index	(3,579)	23,000	4,398	9/17/58	(500 bp) — Monthly	796
CMBX NA BB.9 Index	(2,565)	17,000	3,250	9/17/58	(500 bp) — Monthly	669
CMBX NA BB.9 Index	(2,406)	16,000	3,059	9/17/58	(500 bp) — Monthly	637
CMBX NA BB.9 Index	(1,641)	12,000	2,294	9/17/58	(500 bp) — Monthly	642
CMBX NA BB.9 Index	(1,464)	11,000	2,103	9/17/58	(500 bp) — Monthly	628
CMBX NA BB.9 Index	(1,223)	9,000	1,721	9/17/58	(500 bp) — Monthly	489
CMBX NA BB.9 Index	(908)	6,000	1,147	9/17/58	(500 bp) — Monthly	233
CMBX NA BB.9 Index	(908)	6,000	1,147	9/17/58	(500 bp) — Monthly	233
CMBX NA BBB–.7 Index	(5,016)	79,000	6,723	1/17/47	(300 bp) — Monthly	1,661
Upfront premium received	—		Unrealized appreciation			635,263
Upfront premium (paid)	(1,726,687)		Unrealized (depreciation)			(39,961)
Total	$(1,726,687)		Total			$595,302

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Diversified Income Fund 43

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$879	$—	$—
Consumer cyclicals	14,021	35,981	—
Energy	19,402	2,788	12,672
Health care	8,075	—	—
Technology	71,395	—	—
Utilities and power	—	7,258	—
Total common stocks	113,772	46,027	12,672
Convertible bonds and notes	—	1,840,212	—
Convertible preferred stocks	—	15,293	—
Corporate bonds and notes	—	52,778,137	359
Foreign government and agency bonds and notes	—	23,266,589	—
Mortgage-backed securities	—	78,541,939	—
Preferred stocks	176,943	—	—
Purchased options outstanding	—	1,201,906	—
Purchased swap options outstanding	—	6,573,095	—
Senior loans	—	2,851,090	—
U.S. government and agency mortgage obligations	—	54,627,656	—
Warrants	69	—	—
Short-term investments	27,471,482	10,785,906	—
Totals by level	$27,762,266	$232,527,850	$13,031

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(873,853)	$—
Futures contracts	37,512	—	—
Written options outstanding	—	(945,367)	—
Written swap options outstanding	—	(4,898,611)	—
Forward premium swap option contracts	—	(528,594)	—
TBA sale commitments	—	(24,565,782)	—
Interest rate swap contracts	—	(2,528,897)	—
Total return swap contracts	—	(278,808)	—
Credit default contracts	—	(4,321,130)	—
Totals by level	$37,512	$(38,941,042)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

44 Putnam VT Diversified Income Fund

Statement of assets and liabilities
12/31/18

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $236,435,554)	$233,311,665
Affiliated issuers (identified cost $26,991,482) (Note 5)	26,991,482
Cash	27,965
Foreign currency (cost $286,798) (Note 1)	283,289
Interest and other receivables	2,615,361
Receivable for shares of the fund sold	81,020
Receivable for investments sold	268,988
Receivable for sales of TBA securities (Note 1)	24,104,568
Receivable for variation margin on futures contracts (Note 1)	1,667
Receivable for variation margin on centrally cleared swap contracts (Note 1)	725,776
Unrealized appreciation on forward premium swap option contracts (Note 1)	305,395
Unrealized appreciation on forward currency contracts (Note 1)	475,864
Unrealized appreciation on OTC swap contracts (Note 1)	888,629
Premium paid on OTC swap contracts (Note 1)	1,726,687
Total assets	291,808,356

Liabilities
Payable for investments purchased	487,814
Payable for purchases of TBA securities (Note 1)	53,962,698
Payable for shares of the fund repurchased	183,078
Payable for compensation of Manager (Note 2)	93,710
Payable for custodian fees (Note 2)	69,660
Payable for investor servicing fees (Note 2)	23,425
Payable for Trustee compensation and expenses (Note 2)	132,710
Payable for administrative services (Note 2)	2,092
Payable for distribution fees (Note 2)	28,006
Payable for variation margin on futures contracts (Note 1)	3,519
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,047,361
Unrealized depreciation on OTC swap contracts (Note 1)	1,903,666
Premium received on OTC swap contracts (Note 1)	5,064,869
Unrealized depreciation on forward currency contracts (Note 1)	1,349,717
Unrealized depreciation on forward premium swap option contracts (Note 1)	833,989
Written options outstanding, at value (premiums $4,446,059) (Note 1)	5,843,978
TBA sale commitments, at value (proceeds receivable $24,075,859) (Note 1)	24,565,782
Collateral on certain derivative contracts, at value (Notes 1 and 9)	480,000
Other accrued expenses	184,118
Total liabilities	96,260,192

Net assets	$195,548,164

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$255,912,713
Total distributable earnings (Note 1)	(60,364,549)
Total — Representing net assets applicable to capital shares outstanding	$195,548,164

Computation of net asset value Class IA
Net assets	$65,045,831
Number of shares outstanding	11,172,133
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.82

Computation of net asset value Class IB
Net assets	$130,502,333
Number of shares outstanding	22,377,012
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.83

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Statement of operations
Year ended 12/31/18

Investment income
Interest (net of foreign tax of $4,290) (including interest income of $579,944 from investments in affiliated issuers) (Note 5)	$12,681,766
Dividends	13,736
Total investment income	12,695,502

Expenses
Compensation of Manager (Note 2)	1,132,147
Investor servicing fees (Note 2)	146,286
Custodian fees (Note 2)	128,932
Trustee compensation and expenses (Note 2)	10,127
Distribution fees (Note 2)	345,255
Administrative services (Note 2)	5,953
Auditing and tax fees	159,625
Other	96,432
Total expenses	2,024,757
Expense reduction (Note 2)	(1,244)
Net expenses	2,023,513

Net investment income	10,671,989

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $5,261) (Notes 1 and 3)	(13,000,396)
Foreign currency transactions (Note 1)	(16,516)
Forward currency contracts (Note 1)	(1,715,416)
Futures contracts (Note 1)	(355,749)
Swap contracts (Note 1)	3,895,842
Written options (Note 1)	8,806,994
Net increase from payments by affiliates (Note 2)	23,989
Total net realized loss	(2,361,252)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(4,578,836)
Assets and liabilities in foreign currencies	(15,165)
Forward currency contracts	25,815
Futures contracts	8,749
Swap contracts	(561,253)
Written options	(4,599,331)
Total change in net unrealized depreciation	(9,720,021)

Net loss on investments	(12,081,273)

Net decrease in net assets resulting from operations	$(1,409,284)

The accompanying notes are an integral part of these financial statements.

46 Putnam VT Diversified Income Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/18	12/31/17
Decrease in net assets
Operations:
Net investment income	$10,671,989	$10,940,401
Net realized gain (loss) on investments and foreign currency transactions	(2,361,252)	143,289
Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(9,720,021)	3,757,142
Net increase (decrease) in net assets resulting from operations	(1,409,284)	14,840,832
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(3,170,313)	(4,515,761)
Class IB	(5,754,359)	(7,768,755)
Decrease from capital share transactions (Note 4)	(4,126,189)	(9,257,637)
Total decrease in net assets	(14,460,145)	(6,701,321)
Net assets:
Beginning of year	210,008,309	216,709,630
End of year (Note 1)	$195,548,164	$210,008,309

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 47

Financial highlights (For a common share outstanding throughout the period)
					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/18	$6.13	.32	(.36)	(.04)	(.27)	(.27)	$5.82	(.74)	$65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79 [f]	5.89 [f]	846
12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	6.21	(2.32)	84,766.75		5.02	876
12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	7.02	.68	103,063.76		5.27	408
Class IB
12/31/18	$6.14	.30	(.35)	(.05)	(.26)	(.26)	$5.83	(.98)	$130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[f]	5.63 [f]	846
12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	6.22	(2.34)	157,069	1.00	4.76	876
12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	7.01	.35	189,608	1.01	5.02	408

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

48 Putnam VT Diversified Income Fund

Notes to financial statements 12/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through December 31, 2018.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash

Putnam VT Diversified Income Fund 49

dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

50 Putnam VT Diversified Income Fund

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $127,450 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Putnam VT Diversified Income Fund 51

At the close of the reporting period, the fund had a net liability position of $4,660,868 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,663,780 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available to offset future net capital gain, if any, which are subject to limitations imposed by the Code:

	Loss carryover
Short-term	Long-term	Total
$34,129,118	$16,540,641	$50,669,759

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/ or permanent differences from foreign currency gains and losses, from defaulted bond interest, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities and from real estate mortgage investment conduits. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,814,429 to decrease undistributed net investment income,

$5,035 to increase paid-in capital and $1,809,394 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$11,406,805
Unrealized depreciation	(27,017,713)
Net unrealized depreciation	(15,610,908)
Undistributed ordinary income	6,151,642
Capital loss carryforward	(50,669,759)
Cost for federal income tax purposes	$237,000,834

For the fiscal year ended December 31, 2017, the fund had undistributed net investment income of $7,885,412.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 46.9% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.542% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

During the reporting period, Putnam Management reimbursed the fund $23,989 for certain trades in connection with a settlement with the SEC. The effect of the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

52 Putnam VT Diversified Income Fund

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$49,615
Class IB	96,671
Total	$146,286

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,244 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $147, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$1,592,753,847	$1,598,570,331
U.S. government securities
(Long-term)	—	—
Total	$1,592,753,847	$1,598,570,331

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/18		Year ended 12/31/17		Year ended 12/31/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	281,364	$1,718,544	288,415	$1,752,099	5,615,230	$34,177,537	2,105,331	$12,738,574
Shares issued in connection with
reinvestment of distributions	530,153	3,170,313	770,608	4,515,761	959,060	5,754,359	1,321,217	7,768,755
	811,517	4,888,857	1,059,023	6,267,860	6,574,290	39,931,896	3,426,548	20,507,329
Shares repurchased	(1,570,862)	(9,514,426)	(1,870,269)	(11,235,243)	(6,498,759)	(39,432,516)	(4,109,764)	(24,797,583)
Net increase (decrease)	(759,345)	$(4,625,569)	(811,246)	$(4,967,383)	75,531	$499,380	(683,216)	$(4,290,254)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment income	12/31/18
Short-term investments
Putnam Short Term Investment
Fund**	$2,369,374	$87,551,588	$62,929,480	$579,944	$26,991,482
Total Short-term investments	$2,369,374	$87,551,588	$62,929,480	$579,944	$26,991,482

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Diversified Income Fund 53

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$91,200,000
Purchased currency option contracts (contract amount)	$14,100,000
Purchased swap option contracts (contract amount)	$997,000,000
Written TBA commitment option contracts (contract amount)	$153,900,000
Written currency option contracts (contract amount)	$12,400,000
Written swap option contracts (contract amount)	$854,600,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$226,400,000
OTC interest rate swap contracts (notional)	$620,000
Centrally cleared interest rate swap contracts (notional)	$947,500,000
OTC total return swap contracts (notional)	$33,500,000
Centrally cleared total return swap contracts (notional)	$90,900,000
OTC credit default contracts (notional)	$50,800,000
Centrally cleared credit default contracts (notional)	$4,600,000
Warrants (number of warrants)	3,100

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,321,989	Payables	$6,643,119
	Investments,
Foreign exchange contracts	Receivables	718,462	Payables	1,431,450
Equity contracts	Investments	69	Payables	—
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	11,065,144*	depreciation	12,593,773*
Total		$14,105,664		$20,668,342

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$440,311	$440,311
Foreign exchange contracts	(225,474)	—	(1,715,416)	—	$(1,940,890)
Interest rate contracts	(1,235,165)	(355,749)	—	3,455,531	$1,864,617
Total	$(1,460,639)	$(355,749)	$(1,715,416)	$3,895,842	$364,038

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(676,724)	$(676,724)
Foreign exchange contracts	—	17,205	—	25,815	—	$43,020
Equity contracts	(2,132)	—	—	—	—	$(2,132)
Interest rate contracts	—	(811,095)	8,749	—	115,471	$(686,875)
Total	$(2,132)	$(793,890)	$8,749	$25,815	$(561,253)	$(1,322,711)

54 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 55

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$654,533	$—	$—	$—	$514	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$655,047
OTC Total return
swap contracts*#	—	80,315	—	10,052	—	22,162	—	—	31,972	—	8,926	94,433	—	—	—	—	—	—	—	247,860
Centrally cleared total
return swap contracts§	—	—	70,729	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	70,729
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection purchased*#	—	—	—	—	216,920	627,224	—	—	419,426	—	—	683,780	182,063	—	192,576	—	—	—	—	2,321,989
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	1,667	—	—	—	—	—	1,667
Forward currency
contracts#	15,705	850	—	8,539	—	—	—	—	167,101	88,852	40,544	—	—	—	—	18,513	70,186	40,478	25,096	475,864
Forward premium swap
option contracts #	4,775	31,599	—	104,401	—	—	—	—	66,762	—	30,716	—	—	—	44,084	—	—	23,058	—	305,395
Purchased
swap options**#	—	445,117	—	569,531	—	—	—	—	1,527,207	—	2,806,027	—	—	—	939,755	—	—	285,458	—	6,573,095
Purchased options**#	111,698	—	—	67,436	—	—	—	—	36,864	—	985,908	—	—	—	—	—	—	—	—	1,201,906
Total Assets	$132,178	$557,881	$725,262	$759,959	$216,920	$649,386	$514	$—	$2,249,332	$88,852	$3,872,121	$778,213	$182,063	$1,667	$1,176,415	$18,513	$70,186	$348,994	$25,096	$11,853,552
Liabilities:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,037,515	$—	$—	$—	$480	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,037,995
OTC Total return
swap contracts*#	—	67,749	—	—	—	67,393	—	3,750	107,934	—	27,584	5,539	—	—	—	—	—	—	—	279,949
Centrally cleared total
return swap contracts§	—	—	9,366	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,366
OTC Credit default
contracts —
protection sold*#	155,091	—	—	—	728,887	1,540,514	—	—	1,062,012	—	—	1,731,449	191,092	—	1,234,074	—	—	—	—	6,643,119
OTC Credit default
contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	3,519	—	—	—	—	—	3,519
Forward
currency contracts#	103,840	101,546	—	104,883	—	151,400	—	—	351,524	212,610	90,677	—	—	—	—	66,600	123,330	27,790	15,517	1,349,717
Forward premium swap
option contracts #	137,955	19,970	—	160,608	—	—	—	—	188,237	—	277,290	—	—	—	41,128	—	—	8,801	—	833,989
Written swap options #	—	343,113	—	333,983	—	—	—	—	1,166,448	—	2,038,107	—	—	—	802,307	—	—	214,653	—	4,898,611
Written options #	36,732	—	—	17,502	—	—	—	—	13,080	—	878,053	—	—	—	—	—	—	—	—	945,367
Total Liabilities	$433,618	$532,378	$1,046,881	$616,976	$728,887	$1,759,307	$480	$3,750	$2,889,235	$212,610	$3,311,711	$1,736,988	$191,092	$3,519	$2,077,509	$66,600	$123,330	$251,244	$15,517	$16,001,632
Total Financial and
Derivative Net Assets	$(301,440)	$25,503	$(321,619)	$142,983	$(511,967)	$(1,109,921)	$34	$(3,750)	$(639,903)	$(123,758)	$560,410	$(958,775)	$(9,029)	$(1,852)	$(901,094)	$(48,087)	$(53,144)	$97,750	$9,579	$(4,148,080)
Total collateral
received (pledged)†##	$(301,440)	$—	$—	$—	$(453,700)	$(1,041,893)	$—	$—	$(639,903)	$(123,758)	$480,000	$(939,895)	$—	$—	$(901,094)	$—	$—	$97,750	$—
Net amount	$—	$25,503	$(321,619)	$142,983	$(58,267)	$(68,028)	$34	$(3,750)	$—	$—	$80,410	$(18,880)	$(9,029)	$(1,852)	$—	$(48,087)	$(53,144)	$—	$9,579

56 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 57

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$480,000	$—	$—	$—	$—	$—	$—	$—	$—	$480,000
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$127,450	$—	$127,450
Collateral (pledged)
(including
TBA commitments)**	$(354,546)	$—	$—	$—	$(453,700)	$(1,041,893)	$—	$—	$(809,009)	$(130,856)	$—	$(1,303,994)	$—	$—	$(933,881)	$—	$—	$—	$—	$(5,027,879)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $117,838 and $5,122,288, respectively.

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

58 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 59

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Great Lakes Science Center; College Now Greater Cleveland	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation	
Dr. Paul L. Joskow Born 1947 Trustee since 1997	Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts, and former Director of Beth Israel Deaconess Care Organization. Until November 2010, Director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Past Chairman and Trustee of the Joslin Diabetes Center.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services. Founder and President of New Generation Advisors, LLC, a registered investment advisor to private funds. Director of The Boston Family Office, LLC, a registered investment advisor.	None

60 Putnam VT Diversified Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2018, there were 99 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Diversified Income Fund 61

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTAN028 314993 2/19

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2018	$134,406	$548*	$23,152	$ —
December 31, 2017	$130,343	$ —	$14,661	$285

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2018 and December 31, 2017, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $640,182 and $397,476 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2018	$ —	$616,482	$ —	$ —

December 31, 2017	$ —	$382,530	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2019